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                                                        hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06463

                         AIM International Mutual Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 04/30/07

Item 1. Reports to Stockholders.

                          AIM ASIA PACIFIC GROWTH FUND
               Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

INTERNATIONAL/ GLOBAL EQUITY

Emerging Markets

Table of Contents

Letter to Shareholders ...................    2
Schedule of Investments ..................    3
Financial Statements .....................    6
Notes to Financial Statements ............    9
Financial Highlights .....................   15
Fund Expenses ............................   19

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM ASIA PACIFIC GROWTH FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
   [CROCKETT                                 lowering shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December
                                             31, 2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Asia Pacific Growth Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Financials                                        20.8%
---------------------------------------------------------
Industrials                                       19.6
---------------------------------------------------------
Consumer Discretionary                            12.7
---------------------------------------------------------
Information Technology                            10.2
---------------------------------------------------------
Consumer Staples                                   9.9
---------------------------------------------------------
Materials                                          6.9
---------------------------------------------------------
Energy                                             5.6
---------------------------------------------------------
Health Care                                        2.9
---------------------------------------------------------
Telecommunication Services                         1.8
---------------------------------------------------------
Utilities                                          1.1
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      8.5
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)

                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-91.46%

AUSTRALIA-16.82%

Australia and New Zealand Banking Group Ltd.
  (Diversified Banks)(a)                          263,700   $  6,690,783
------------------------------------------------------------------------
Babcock & Brown Ltd. (Other Diversified
  Financial Services)(a)                          271,300      6,620,447
------------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals &
  Mining)(a)                                      336,900      8,226,396
------------------------------------------------------------------------
Boart Longyear Group (Diversified Metals &
  Mining)(b)                                    1,354,000      2,169,888
------------------------------------------------------------------------
Boart Longyear Group (Diversified Metals &
  Mining) (Acquired 04/04/07; Cost
  $5,262,233)(b)(c)                             3,500,000      5,609,014
------------------------------------------------------------------------
Bradken Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(a)                                616,425      4,834,789
------------------------------------------------------------------------
Brambles Ltd. (Diversified Commercial &
  Professional Services)(a)(b)                    843,000      9,193,120
------------------------------------------------------------------------
Computershare Ltd. (Data Processing &
  Outsourced Services)(a)                         793,000      6,817,647
------------------------------------------------------------------------
CSL Ltd. (Biotechnology)(a)                       144,100     10,377,548
------------------------------------------------------------------------
MFS Ltd. (Hotels, Resorts & Cruise
  Lines)(a)(d)                                  1,174,596      5,802,676
------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)(a)                                   293,000      7,435,871
------------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care
  Facilities)(a)(d)                               465,700      4,459,701
------------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)(a)                  402,200      7,311,727
------------------------------------------------------------------------
United Group Ltd. (Construction &
  Engineering)(a)(d)                              658,000      8,528,321
------------------------------------------------------------------------
Woolworths Ltd. (Food Retail)(a)                  271,200      6,341,440
========================================================================
                                                             100,419,368
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

CHINA-9.58%

China Green (Holdings) Ltd. (Agricultural
  Products)(a)                                  7,683,000   $  6,039,956
------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd. (Packaged Foods
  & Meats)(a)                                   1,455,000      4,369,771
------------------------------------------------------------------------
China Petroleum and Chemical Corp. (Sinopen)-
  Class H (Integrated Oil & Gas)(a)             5,472,000      4,778,039
------------------------------------------------------------------------
Mingyuan Medicare Development Co. Ltd.
  (Technology Distributors)(a)                 52,930,000      5,286,959
------------------------------------------------------------------------
Minth Group Ltd. (Auto Parts & Equipment)       3,912,000      4,350,806
------------------------------------------------------------------------
Pine Agritech Ltd. (Agricultural Products)(a)  14,376,000      5,992,203
------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China Ltd.-
  Class H (Life & Health Insurance)(a)          1,554,000      8,244,003
------------------------------------------------------------------------
Xingda International Holdings Ltd. (Steel)(b)   8,966,000      4,882,699
------------------------------------------------------------------------
Xinyi Glass Holding Co. Ltd. (Auto Parts &
  Equipment)(a)                                 9,042,000      5,904,486
------------------------------------------------------------------------
Xiwang Sugar Holdings Co. Ltd. (Packaged
  Foods & Meats)                                8,298,000      4,052,177
------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.-Class H
  (Packaged Foods & Meats)(a)                  24,855,000      3,315,759
========================================================================
                                                              57,216,858
========================================================================

HONG KONG-15.88%

Champion Real Estate Investment Trust (Office
  REIT's) (Acquired 05/16/06; Cost
  $1,993,400)(a)(b)(c)                          3,000,000      1,720,597
------------------------------------------------------------------------
Champion Real Estate Investment Trust (Office
  REIT's)(a)(b)                                 1,800,000      1,032,359
------------------------------------------------------------------------
Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)(a)                    585,000      7,565,810
------------------------------------------------------------------------

AIM Asia Pacific Growth Fund

                                                 SHARES        VALUE
------------------------------------------------------------------------
HONG KONG-(CONTINUED)

CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)(d)                                   69,300   $  5,930,001
------------------------------------------------------------------------
Dickson Concepts (International) Ltd.
  (Apparel Retail)(a)                           4,245,000      4,906,029
------------------------------------------------------------------------
Esprit Holdings Ltd. (Apparel Retail)(a)          913,500     11,055,019
------------------------------------------------------------------------
eSun Holdings Ltd. (Movies &
  Entertainment)(a)(b)                          5,950,000      4,866,373
------------------------------------------------------------------------
Hopewell Holdings Ltd. (Highways &
  Railtracks)(a)                                2,119,000      9,317,510
------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial
  Conglomerates)(a)                               910,000      8,753,292
------------------------------------------------------------------------
Lee & Man Paper Manufacturing Ltd. (Paper
  Products)(a)                                  1,608,000      4,513,342
------------------------------------------------------------------------
Li & Fung Ltd. (Distributors)(a)                3,062,200      9,426,802
------------------------------------------------------------------------
Paliburg Holdings Ltd. (Hotels, Resorts &
  Cruise Lines)(a)                             86,024,000      3,813,218
------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
  (Hotels, Resorts & Cruise Lines)(a)          55,424,000      4,770,803
------------------------------------------------------------------------
Top Form International Ltd. (Apparel,
  Accessories & Luxury Goods)                  19,300,000      2,861,982
------------------------------------------------------------------------
Transport International Holdings Ltd.
  (Trucking)(a)                                   454,800      2,545,027
------------------------------------------------------------------------
Wing Hang Bank Ltd. (Diversified Banks)(a)        329,000      3,924,602
------------------------------------------------------------------------
Yue Yuen Industrial Holdings Ltd.
  (Footwear)(a)                                 2,232,000      7,781,299
========================================================================
                                                              94,784,065
========================================================================

INDIA-5.17%

Aztecsoft Ltd. (IT Consulting & Other
  Services)(a)                                    585,716      1,470,354
------------------------------------------------------------------------
Bharat Heavy Electricals Ltd. (Heavy
  Electrical Equipment)(a)                        119,200      7,169,921
------------------------------------------------------------------------
Grasim Industries Ltd. (Construction
  Materials)(a)                                    85,500      5,055,484
------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.
  (Thrifts & Mortgage Finance)(a)                  99,300      3,975,813
------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Other Services)(a)                              182,656      9,061,984
------------------------------------------------------------------------
Maruti Udyog Ltd. (Automobile
  Manufacturers)(a)                               212,600      4,126,446
========================================================================
                                                              30,860,002
========================================================================

INDONESIA-2.49%

PT Astra International Tbk (Automobile
  Manufacturers)(a)                             1,914,000      3,005,135
------------------------------------------------------------------------
PT Indocement Tunggal Prakarsa Tbk
  (Construction Materials)(a)                   2,217,000      1,376,989
------------------------------------------------------------------------
PT Telekomunikasi Indonesia-Series B
  (Integrated Telecommunication Services)(a)    5,791,500      6,671,143
------------------------------------------------------------------------
PT United Tractors Tbk (Construction & Farm
  Machinery & Heavy Trucks)(a)                  4,411,000      3,792,211
========================================================================
                                                              14,845,478
========================================================================

MALAYSIA-7.06%

Bumiputra-Commerce Holdings Bhd (Diversified
  Banks)(a)                                       765,000      2,394,867
------------------------------------------------------------------------
Goldis Berhad (Pharmaceuticals)(a)              3,483,500      2,596,025
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
MALAYSIA-(CONTINUED)

Kossan Rubber Industries Berhad (Commodity
  Chemicals)(a)                                 3,016,300   $  5,039,188
------------------------------------------------------------------------
Public Bank Berhad (Diversified Banks)(a)       3,252,000      9,470,942
------------------------------------------------------------------------
SP Setia Berhad (Real Estate Management &
  Development)(a)                               5,521,700     13,228,505
------------------------------------------------------------------------
WCT Engineering Bhd (Construction &
  Engineering)(a)                               4,834,000      9,439,481
========================================================================
                                                              42,169,008
========================================================================

PHILIPPINES-3.25%

First Gen Corp. (Independent Power Producers
  & Energy Traders) (Acquired 01/19/07; Cost
  $2,223,208)(a)(c)                             1,962,600      2,339,443
------------------------------------------------------------------------
First Gen Corp. (Independent Power Producers
  & Energy Traders)(a)                          1,573,900      1,876,107
------------------------------------------------------------------------
Philippine Long Distance Telephone Co.
  (Wireless Telecommunication Services)(a)         78,000      4,126,845
------------------------------------------------------------------------
PNOC Energy Development Corp. (Independent
  Power Producers & Energy Traders) (Acquired
  12/04/06; Cost $152,259)(b)(c)                2,335,000        274,937
------------------------------------------------------------------------
PNOC Energy Development Corp. (Independent
  Power Producers & Energy Traders)(b)         17,796,000      2,095,408
------------------------------------------------------------------------
SM Investments Corp. (Industrial
  Conglomerates)(a)                             1,167,210      8,668,354
========================================================================
                                                              19,381,094
========================================================================

SINGAPORE-6.41%

Ezra Holdings Ltd. (Oil & Gas Equipment &
  Services)(a)                                  3,872,000     16,112,993
------------------------------------------------------------------------
Gems TV Holdings Ltd. (Apparel, Accessories &
  Luxury Goods) (Acquired 11/03/06; Cost
  $559,833)(a)(c)                                 801,000        742,178
------------------------------------------------------------------------
Gems TV Holdings Ltd. (Apparel, Accessories &
  Luxury Goods)(a)                              4,120,000      3,817,444
------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial
  Conglomerates)(a)                               742,000     10,351,349
------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified
  Banks)(a)                                       520,000      7,263,273
========================================================================
                                                              38,287,237
========================================================================

SOUTH KOREA-15.03%

Cheil Communications Inc. (Advertising)(a)         15,600      4,076,919
------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)(a)               47,930      5,363,933
------------------------------------------------------------------------
Daegu Bank (Regional Banks)(a)                    425,240      7,000,652
------------------------------------------------------------------------
Hana Financial Group Inc. (Diversified
  Banks)(a)                                       168,127      8,816,758
------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)(a)                          112,620     11,550,182
------------------------------------------------------------------------
Hyundai Development Co. (Construction &
  Engineering)(a)                                 125,750      7,231,146
------------------------------------------------------------------------
Hyundai Heavy Industries Co., Ltd.
  (Construction & Farm Machinery & Heavy
  Trucks)(a)                                       12,220      3,099,640
------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd. (Construction
  & Farm Machinery & Heavy Trucks)(a)              13,200      2,663,076
------------------------------------------------------------------------
Joongang Construction Co., Ltd. (Construction
  & Engineering)(a)                               213,690      3,307,848
------------------------------------------------------------------------

AIM Asia Pacific Growth Fund

                                                 SHARES        VALUE
------------------------------------------------------------------------
SOUTH KOREA-(CONTINUED)

Kookmin Bank (Diversified Banks)                   56,600   $  5,079,097
------------------------------------------------------------------------
Lotte Confectionery Co., Ltd. (Packaged Foods
  & Meats)(a)                                       3,290      4,109,060
------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Semiconductors)(a)                              11,700      7,167,523
------------------------------------------------------------------------
Shinsegae Co., Ltd. (Hypermarkets & Super
  Centers)(a)                                       7,800      5,298,892
------------------------------------------------------------------------
Sung Kwang Bend Co., Ltd. (Building
  Products)(a)                                    380,200      5,859,067
------------------------------------------------------------------------
Taegu Department Store Co., Ltd. (Department
  Stores)(a)(b)                                   252,540      4,684,769
------------------------------------------------------------------------
TechnoSemiChem Co., Ltd. (Commodity
  Chemicals)(a)                                   154,476      4,387,670
========================================================================
                                                              89,696,232
========================================================================

TAIWAN-5.73%

Catcher Technology Co., Ltd. (Computer
  Storage & Peripherals)(a)                       301,516      2,293,594
------------------------------------------------------------------------
Delta Electronics Inc. (Electronic Equipment
  Manufacturers)(a)                               525,000      1,636,822
------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Manufacturing Services)(a)        1,358,680      8,942,335
------------------------------------------------------------------------
Hung Poo Real Estate Development Corp. (Real
  Estate Management & Development)(a)           3,356,000      3,396,427
------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)(a)                 733,700      9,106,822
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                           2,279,677      4,648,028
------------------------------------------------------------------------
Wistron Corp. (Computer Hardware)(a)            2,804,542      4,159,683
========================================================================
                                                              34,183,711
========================================================================

THAILAND-4.04%

Kasikornbank PCL (Diversified Banks)(a)         2,417,000      4,901,806
------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified
  Banks)(a)                                     4,966,000      9,478,434
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
THAILAND-(CONTINUED)

Thai Oil PCL (Oil & Gas Refining &
  Marketing)(a)                                 3,527,900   $  6,615,713
------------------------------------------------------------------------
Thai Stanley Electric PCL-Class F (Auto Parts
  & Equipment)(a)                                 778,800      3,117,140
========================================================================
                                                              24,113,093
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $365,609,179)                   545,956,146
========================================================================

MONEY MARKET FUNDS-9.44%

Liquid Assets Portfolio-Institutional
  Class(e)                                     28,163,618     28,163,618
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)       28,163,618     28,163,618
========================================================================
    Total Money Market Funds (Cost
      $56,327,236)                                            56,327,236
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-100.90% (Cost
  $421,936,415)                                              602,283,382
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.21%

Liquid Assets Portfolio-Institutional
  Class(e)(f)                                   6,597,331      6,597,331
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(e)(f)                                   6,597,331      6,597,331
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $13,194,662)                                      13,194,662
========================================================================
TOTAL INVESTMENTS-103.11% (Cost $435,131,077)                615,478,044
========================================================================
OTHER ASSETS LESS LIABILITIES-(3.11)%                        (18,542,082)
========================================================================
NET ASSETS-100.00%                                          $596,935,962
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $508,650,138, which represented 85.21% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2007 was $10,686,169, which represented 1.79% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) All or a portion of this security was out on loan at April 30, 2007.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Asia Pacific Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $365,609,179)*     $545,956,146
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $69,521,898)                             69,521,898
===========================================================
Total investments (Cost $435,131,077)           615,478,044
===========================================================
Foreign currencies, at value (Cost
  $6,890,507)                                     6,828,279
-----------------------------------------------------------
Receivables for:
  Investments sold                                  108,849
-----------------------------------------------------------
  Fund shares sold                                2,224,656
-----------------------------------------------------------
  Dividends                                         949,262
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               42,623
-----------------------------------------------------------
Other assets                                         32,063
===========================================================
     Total assets                               625,663,776
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                          13,484,424
-----------------------------------------------------------
  Fund shares reacquired                            953,634
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                56,159
-----------------------------------------------------------
  Collateral upon return of securities loaned    13,194,662
-----------------------------------------------------------
Accrued distribution fees                           211,907
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,112
-----------------------------------------------------------
Accrued transfer agent fees                         157,486
-----------------------------------------------------------
Accrued operating expenses                          667,430
===========================================================
     Total liabilities                           28,727,814
===========================================================
Net assets applicable to shares outstanding    $596,935,962
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $384,763,387
-----------------------------------------------------------
Undistributed net investment income                 318,006
-----------------------------------------------------------
Undistributed net realized gain                  31,577,377
-----------------------------------------------------------
Unrealized appreciation                         180,277,192
===========================================================
                                               $596,935,962
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $444,579,581
___________________________________________________________
===========================================================
Class B                                        $ 69,767,643
___________________________________________________________
===========================================================
Class C                                        $ 82,588,738
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          16,334,385
___________________________________________________________
===========================================================
Class B                                           2,705,422
___________________________________________________________
===========================================================
Class C                                           3,215,214
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      27.22
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $27.22 divided by
     94.50%)                                   $      28.80
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      25.79
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      25.69
___________________________________________________________
===========================================================

* At April 30, 2007, securities with an aggregate value of $12,559,265 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Asia Pacific Growth Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $409,190)      $  4,089,514
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $4,998)                             813,473
--------------------------------------------------------------------------
Interest                                                            10,055
==========================================================================
    Total investment income                                      4,913,042
==========================================================================

EXPENSES:

Advisory fees                                                    2,368,772
--------------------------------------------------------------------------
Administrative services fees                                        67,285
--------------------------------------------------------------------------
Custodian fees                                                     395,308
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          458,475
--------------------------------------------------------------------------
  Class B                                                          315,674
--------------------------------------------------------------------------
  Class C                                                          344,647
--------------------------------------------------------------------------
Transfer agent fees                                                597,205
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           15,864
--------------------------------------------------------------------------
Other                                                              130,345
==========================================================================
    Total expenses                                               4,693,575
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (143,291)
==========================================================================
    Net expenses                                                 4,550,284
==========================================================================
Net investment income                                              362,758
==========================================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from:
  Investment securities                                         31,794,478
--------------------------------------------------------------------------
  Foreign currencies                                                68,449
==========================================================================
                                                                31,862,927
==========================================================================
Change in net unrealized appreciation of:
  Investment securities (net of estimated tax on foreign
    investments of $16,439 -- Note 1J)                          71,596,191
--------------------------------------------------------------------------
  Foreign currencies                                                79,256
==========================================================================
                                                                71,675,447
==========================================================================
Net realized and unrealized gain                               103,538,374
==========================================================================
Net increase in net assets resulting from operations          $103,901,132
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Asia Pacific Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2007             2006
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    362,758     $  1,533,062
--------------------------------------------------------------------------------------------
  Net realized gain                                             31,862,927       44,446,959
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                         71,675,447       52,431,709
============================================================================================
    Net increase in net assets resulting from operations       103,901,132       98,411,730
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,443,031)      (1,171,757)
--------------------------------------------------------------------------------------------
  Class B                                                               --          (78,079)
--------------------------------------------------------------------------------------------
  Class C                                                               --          (64,640)
============================================================================================
    Total distributions to from net investment income           (1,443,031)      (1,314,476)
============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (11,106,640)              --
--------------------------------------------------------------------------------------------
  Class B                                                       (2,104,538)              --
--------------------------------------------------------------------------------------------
  Class C                                                       (2,181,651)              --
============================================================================================
    Total distributions from net realized gains                (15,392,829)              --
============================================================================================
    Decrease in net assets resulting from distributions        (16,835,860)      (1,314,476)
============================================================================================
Share transactions-net:
  Class A                                                       87,577,592       66,639,813
--------------------------------------------------------------------------------------------
  Class B                                                        4,902,614        4,039,615
--------------------------------------------------------------------------------------------
  Class C                                                       15,785,491       15,223,352
============================================================================================
    Net increase in net assets resulting from share
     transactions                                              108,265,697       85,902,780
============================================================================================
    Net increase in net assets                                 195,330,969      183,000,034
============================================================================================

NET ASSETS:

  Beginning of period                                          401,604,993      218,604,959
============================================================================================
  End of period (including undistributed net investment
    income of $318,006 and $1,398,279, respectively)          $596,935,962     $401,604,993
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Asia Pacific Growth Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Asia Pacific Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM Asia Pacific Growth Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the

AIM Asia Pacific Growth Fund

     relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                            0.95%
-------------------------------------------------------------------
Over $500 million                                             0.90%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $72,736.

    At the request of the Trustees of the Trust, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $228.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

AIM Asia Pacific Growth Fund


    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $134,811 in front-end sales commissions from the sale of Class A shares and $5,314, $67,518 and $11,270 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $12,536,110      $ 59,808,610      $ (44,181,102)        $   --         $28,163,618     $405,211       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class            12,536,110        59,808,610        (44,181,102)            --          28,163,618      403,264           --
==================================================================================================================================
  Subtotal        $25,072,220      $119,617,220      $ (88,362,204)        $   --         $56,327,236     $808,475       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 8,332,014      $ 25,255,294      $ (26,989,977)        $   --         $ 6,597,331     $  2,499       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class             8,332,013        25,255,295        (26,989,977)            --           6,597,331        2,499           --
==================================================================================================================================
  Subtotal        $16,664,027      $ 50,510,589      $ (53,979,954)        $   --         $13,194,662     $  4,998       $   --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates    $41,736,247      $170,127,809      $(142,342,158)        $   --         $69,521,898     $813,473       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $70,327.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $3,719 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM Asia Pacific Growth Fund

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At April 30, 2007, securities with an aggregate value of $12,559,265 were on loan to brokers. The loans were secured by cash collateral of $13,194,662 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2007, the Fund received dividends on cash collateral investments of $4,998 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2006.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $174,647,474 and $99,163,760, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $185,750,954
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (5,689,649)
==============================================================================
Net unrealized appreciation of investment securities             $180,061,305
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $435,416,739.

AIM Asia Pacific Growth Fund

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2007(a)              OCTOBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,569,409    $139,183,255     6,736,406    $136,891,336
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        632,854      14,903,309     1,086,165      20,943,735
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        978,267      23,127,124     1,830,093      34,886,344
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        454,157      10,877,048        57,543       1,028,861
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         87,632       1,993,642         4,270          72,895
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         91,497       2,073,316         3,486          59,266
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        121,827       3,097,030       273,040       5,558,140
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (128,451)     (3,097,030)     (286,944)     (5,558,140)
======================================================================================================================
Reacquired:(b)
  Class A                                                     (2,641,231)    (65,579,741)   (3,768,936)    (76,838,524)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (378,410)     (8,897,307)     (592,965)    (11,418,875)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (400,336)     (9,414,949)   (1,000,372)    (19,722,258)
======================================================================================================================
                                                               4,387,215    $108,265,697     4,341,786    $ 85,902,780
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $4,365, $754 and $813 for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2007 and $32,992, $6,682 and $6,379 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2006.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

AIM Asia Pacific Growth Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                          YEAR ENDED OCTOBER 31,
                                                          APRIL 30,        ------------------------------------------------------
                                                             2007            2006        2005        2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  22.82        $  16.41    $  13.72    $  12.07    $  8.53    $  8.59
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                              0.04            0.14        0.14       (0.01)     (0.01)     (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                5.26            6.39        2.55        1.66       3.55      (0.02)
=================================================================================================================================
    Total from investment operations                           5.30            6.53        2.69        1.65       3.54      (0.06)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.10)          (0.12)         --          --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.80)             --          --          --         --         --
=================================================================================================================================
    Total distributions                                       (0.90)          (0.12)         --          --         --         --
=================================================================================================================================
Redemption fees added to shares of beneficial interest         0.00            0.00        0.00        0.00         --         --
=================================================================================================================================
Net asset value, end of period                             $  27.22        $  22.82    $  16.41    $  13.72    $ 12.07    $  8.53
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               23.79%          39.97%      19.61%      13.67%     41.50%     (0.70)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $444,580        $292,771    $156,379    $106,129    $97,192    $62,806
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.65%(c)        1.83%       2.01%       2.23%      2.26%      2.25%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.68%(c)        1.85%       2.03%       2.25%      2.41%      2.49%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       0.32%(c)        0.68%       0.85%      (0.09)%    (0.11)%    (0.41)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                       21%             58%         36%         68%       100%       114%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $369,819,670.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Asia Pacific Growth Fund

                                                                                           CLASS B
                                                             --------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                        YEAR ENDED OCTOBER 31,
                                                             APRIL 30,        ---------------------------------------------------
                                                                2007           2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 21.65         $ 15.61    $ 13.14    $ 11.64    $  8.27    $  8.38
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.05)          (0.01)      0.03      (0.09)     (0.07)     (0.10)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  4.99            6.08       2.44       1.59       3.44      (0.01)
=================================================================================================================================
    Total from investment operations                             4.94            6.07       2.47       1.50       3.37      (0.11)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                             --           (0.03)        --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.80)             --         --         --         --         --
=================================================================================================================================
Redemption fees added to shares of beneficial interest           0.00            0.00       0.00       0.00         --         --
=================================================================================================================================
Net asset value, end of period                                $ 25.79         $ 21.65    $ 15.61    $ 13.14    $ 11.64    $  8.27
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 23.32%          38.96%     18.80%     12.89%     40.75%     (1.31)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $69,768         $53,936    $35,600    $29,174    $24,599    $19,916
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.40%(c)        2.58%      2.69%      2.88%      2.91%      2.90%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.43%(c)        2.60%      2.71%      2.90%      3.06%      3.14%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.43)%(c)      (0.07)%     0.17%     (0.74)%    (0.76)%    (1.06)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                         21%             58%        36%        68%       100%       114%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $63,658,047.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Asia Pacific Growth Fund

                                                                                           CLASS C
                                                              ------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                       YEAR ENDED OCTOBER 31,
                                                              APRIL 30,        -------------------------------------------------
                                                                 2007           2006       2005       2004       2003      2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 21.56         $ 15.55    $ 13.09    $ 11.60    $ 8.25    $ 8.37
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.05)          (0.01)      0.03      (0.09)    (0.07)    (0.10)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   4.98            6.05       2.43       1.58      3.42     (0.02)
================================================================================================================================
    Total from investment operations                              4.93            6.04       2.46       1.49      3.35     (0.12)
================================================================================================================================
Less distributions:
  Dividends from net investment income                              --           (0.03)        --         --        --        --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.80)             --         --         --        --        --
================================================================================================================================
Redemption fees added to shares of beneficial interest            0.00            0.00       0.00       0.00        --        --
================================================================================================================================
Net asset value, end of period                                 $ 25.69         $ 21.56    $ 15.55    $ 13.09    $11.60    $ 8.25
________________________________________________________________________________________________________________________________
================================================================================================================================
  Total return(b)                                                23.37%          38.92%     18.79%     12.84%    40.61%    (1.43)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $82,589         $54,898    $26,626    $11,220    $8,763    $6,019
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.40%(c)        2.58%      2.69%      2.88%     2.91%     2.90%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.43%(c)        2.60%      2.71%      2.90%     3.06%     3.14%
================================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.43)%(c)       (0.07)%     0.17%     (0.74)%   (0.76)%   (1.06)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(d)                                          21%             58%        36%        68%      100%      114%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $69,500,560.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM Asia Pacific Growth Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM ASIA PACIFIC GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the Fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments; contingent deferred       then multiply the result by the number in    the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period November 1, 2006, through      of return of 5% per year before expenses,    addition, if these transaction costs were
April 30, 2007.                              which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,237.90               $ 9.16       $1,016.61             $ 8.25            1.65%
   B                1,000.00               1,233.80                13.29        1,012.89              11.98            2.40
   C                1,000.00               1,233.70                13.29        1,012.89              11.98            2.40

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to share- holders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330,or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and
   postage.                                         002-25469.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without
o  gain access to your documents faster by not      charge, upon request, from our Client Services department at 800-959-4246 or on
   waiting for the mail.                            the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on
                                                    AIM Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    APG-SAR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                            AIM EUROPEAN GROWTH FUND
               Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

INTERNATIONAL/GLOBAL EQUITY

International/Global Growth

Table of Contents

Letter to Shareholders....................    2
Schedule of Investments...................    3
Financial Statements......................    6
Notes to Financial Statements.............    9
Financial Highlights......................   16
Fund Expenses.............................   21

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM EUROPEAN GROWTH FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
   [CROCKETT                                 lowering shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31,
                                             2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM European Growth Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Financials                                        19.6%
---------------------------------------------------------
Industrials                                       18.4
---------------------------------------------------------
Consumer Discretionary                            17.7
---------------------------------------------------------
Consumer Staples                                  14.1
---------------------------------------------------------
Energy                                             7.3
---------------------------------------------------------
Health Care                                        6.3
---------------------------------------------------------
Materials                                          5.7
---------------------------------------------------------
Information Technology                             1.9
---------------------------------------------------------
Telecommunication Services                         1.2
---------------------------------------------------------
Utilities                                          1.2
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      6.6
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)


                                                   SHARES           VALUE
------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-90.44%

BELGIUM-3.16%

Colruyt S.A. (Food Retail)(a)                          68,300   $   16,051,626
------------------------------------------------------------------------------
InBev N.V. (Brewers)(a)(b)                            316,586       24,649,227
------------------------------------------------------------------------------
KBC Groep N.V. (Diversified Banks)(a)(b)              112,324       14,827,372
==============================================================================
                                                                    55,528,225
==============================================================================

CYPRUS-0.91%

Bank of Cyprus Public PCL (Diversified
  Banks)(a)                                         1,019,090       16,040,596
==============================================================================

DENMARK-0.92%

Novo Nordisk A.S.-Class B
  (Pharmaceuticals)(a)                                165,033       16,121,299
==============================================================================

FINLAND-0.90%

Nokian Renkaat Oyj (Tires & Rubber)(a)                517,950       15,892,964
==============================================================================

FRANCE-9.28%

Axa (Multi-Line Insurance)(a)                         439,967       20,109,767
------------------------------------------------------------------------------
BNP Paribas (Diversified Banks)(a)                    208,073       24,080,587
------------------------------------------------------------------------------
Cap Gemini S.A. (IT Consulting & Other
  Services)(a)(b)                                     237,883       17,939,519
------------------------------------------------------------------------------
Euler Hermes S.A. (Property & Casualty
  Insurance)(a)                                        63,700        9,761,473
------------------------------------------------------------------------------
Neopost S.A. (Office Electronics)(a)                  104,800       15,169,971
------------------------------------------------------------------------------

                                                   SHARES           VALUE
------------------------------------------------------------------------------

FRANCE-(CONTINUED)

Schneider Electric S.A. (Electrical
  Components & Equipment)(a)(b)                        65,185   $    9,182,640
------------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)                67,790       14,347,990
------------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(a)                  286,292       21,137,011
------------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(a)            196,000       31,441,551
==============================================================================
                                                                   163,170,509
==============================================================================

GERMANY-10.91%

Bayer A.G. (Diversified Chemicals)(a)(b)              307,929       21,100,922
------------------------------------------------------------------------------
Commerzbank A.G. (Diversified Banks)(a)               393,690       19,698,921
------------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)(a)(b)               109,170       15,226,660
------------------------------------------------------------------------------
Deutsche Boerse A.G. (Specialized Finance)(a)          92,500       21,774,946
------------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)(a)                    159,365       21,330,222
------------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)(a)(b)                    108,243       14,411,532
------------------------------------------------------------------------------
MTU Aero Engines Holding A.G. (Aerospace &
  Defense)(a)(b)                                      396,753       23,030,492
------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)(a)           72,448       32,842,281
------------------------------------------------------------------------------
Siemens A.G. (Industrial Conglomerates)(a)            185,981       22,459,179
==============================================================================
                                                                   191,875,155
==============================================================================

GREECE-5.22%

EFG Eurobank Ergasias (Diversified Banks)(a)          182,040        7,555,311
------------------------------------------------------------------------------
Intralot S.A. (Casinos & Gaming)(a)                   901,999       27,984,569
------------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming)(a)                       341,160       12,885,488
------------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming) (Acquired
  07/14/03; Cost $1,109,094)(a)(c)                    104,000        3,928,042
------------------------------------------------------------------------------

AIM European Growth Fund


                                                   SHARES           VALUE
------------------------------------------------------------------------------
GREECE-(CONTINUED)

Piraeus Bank S.A. (Diversified Banks)(a)              473,375   $   17,092,756
------------------------------------------------------------------------------
Titan Cement Co., S.A. (Construction
  Materials)(a)                                       391,243       22,235,170
==============================================================================
                                                                    91,681,336
==============================================================================

HUNGARY-2.15%

MOL Hungarian Oil and Gas Nyrt. (Integrated
  Oil & Gas)(a)                                        58,473        7,126,657
------------------------------------------------------------------------------
OTP Bank Nyrt. (Diversified Banks)(a)                 357,299       18,164,137
------------------------------------------------------------------------------
Richter Gedeon Nyrt. (Pharmaceuticals)(a)              60,418       12,421,143
==============================================================================
                                                                    37,711,937
==============================================================================

IRELAND-4.93%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                         1,653,726       37,158,580
------------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)                   391,298       17,125,499
------------------------------------------------------------------------------
FBD Holdings PLC (Multi-Line Insurance)(a)            153,607        8,395,229
------------------------------------------------------------------------------
IAWS Group PLC (Packaged Foods & Meats)(a)            540,789       13,400,575
------------------------------------------------------------------------------
Independent News & Media PLC (Publishing)(a)        2,289,800       10,663,273
==============================================================================
                                                                    86,743,156
==============================================================================

ITALY-1.94%

Davide Campari-Milano S.p.A. (Distillers &
  Vintners)(a)(b)                                   1,264,000       13,086,297
------------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)(a)                  634,414       21,051,359
==============================================================================
                                                                    34,137,656
==============================================================================

NETHERLANDS-6.30%

Aalberts Industries N.V. (Industrial
  Machinery)(a)(b)                                    252,436       26,769,606
------------------------------------------------------------------------------
Heineken Holding N.V. (Brewers)(a)                    327,048       15,137,921
------------------------------------------------------------------------------
ING Groep N.V. (Other Diversified Financial
  Services)(a)                                        115,677        5,251,073
------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
  Engineering)(a)(b)                                  653,037       17,272,474
------------------------------------------------------------------------------
Nutreco Holding N.V. (Agricultural
  Products)(a)                                        177,617       13,089,757
------------------------------------------------------------------------------
USG People N.V. (Human Resource & Employment
  Services)(a)                                        733,499       33,291,179
==============================================================================
                                                                   110,812,010
==============================================================================

NORWAY-5.46%

Cermaq A.S.A. (Packaged Foods & Meats)(a)(b)          993,585       17,389,245
------------------------------------------------------------------------------
Marine Harvest (Packaged Foods & Meats)(a)(d)       5,318,100        5,682,713
------------------------------------------------------------------------------
Marine Harvest (Packaged Foods & Meats)
  (Acquired 03/07/06; Cost
  $6,058,660)(a)(c)(d)                              9,215,000        9,846,788
------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(a)(d)                       1,258,230       34,536,662
------------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment &
  Services)(a)(b)                                     619,106        9,538,483
------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(a)(d)                         836,000       19,052,083
==============================================================================
                                                                    96,045,974
==============================================================================

                                                   SHARES           VALUE
------------------------------------------------------------------------------


RUSSIA-1.55%

LUKOIL-ADR (Integrated Oil & Gas)(a)                   89,000   $    6,861,361
------------------------------------------------------------------------------
Vimpel-Communications-ADR (Wireless
  Telecommunication Services)(d)                      210,400       20,358,304
==============================================================================
                                                                    27,219,665
==============================================================================

SPAIN-2.26%

Banco Santander Central Hispano S.A.
  (Diversified Banks)(a)                              745,275       13,285,190
------------------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line
  Insurance)(a)                                     1,140,857        5,920,595
------------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)                                          334,813       20,523,720
==============================================================================
                                                                    39,729,505
==============================================================================

SWEDEN-3.97%

Assa Abloy A.B.-Class B (Building
  Products)(a)(b)                                     732,800       16,396,856
------------------------------------------------------------------------------
Atlas Copco A.B.-Class A (Industrial
  Machinery)(a)(b)                                    390,930       14,839,448
------------------------------------------------------------------------------
Intrum Justitia AB (Diversified Commercial &
  Professional Services)(a)(b)                        987,725       13,408,324
------------------------------------------------------------------------------
Oriflame Cosmetics S.A.-SDR (Personal
  Products)(a)                                        240,150       12,593,509
------------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(a)(b)                    676,500       12,487,314
==============================================================================
                                                                    69,725,451
==============================================================================

SWITZERLAND-9.61%

Compagnie Financiere Richemont S.A.-Class A
  (Apparel, Accessories & Luxury Goods)(a)(e)         354,630       21,378,458
------------------------------------------------------------------------------
Credit Suisse Group (Diversified Capital
  Markets)(a)                                         283,012       22,239,014
------------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(a)(b)             54,078       21,423,824
------------------------------------------------------------------------------
Phonak Holding A.G. (Health Care
  Equipment)(a)                                       155,000       13,711,856
------------------------------------------------------------------------------
Rieter Holding A.G. (Auto Parts &
  Equipment)(a)                                        28,139       15,564,237
------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)               155,045       29,246,737
------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(a)(b)(d)                                 136,500       27,150,152
------------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)(b)          282,581       18,314,025
==============================================================================
                                                                   169,028,303
==============================================================================

TURKEY-1.50%

Akbank T.A.S. (Diversified Banks)(a)                2,323,478       16,776,122
------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S. (Oil
  & Gas Refining & Marketing)(a)                      475,398        9,596,829
==============================================================================
                                                                    26,372,951
==============================================================================

UNITED KINGDOM-19.47%

Amlin PLC (Multi-Line Insurance)(a)                 2,873,758       17,756,378
------------------------------------------------------------------------------
Aviva PLC (Multi-Line Insurance)(a)                 1,021,046       16,018,944
------------------------------------------------------------------------------
Balfour Beatty PLC (Construction &
  Engineering)(a)                                   1,766,700       16,308,303
------------------------------------------------------------------------------
Bunzl PLC (Trading Companies &
  Distributors)(a)                                  1,360,864       19,270,065
------------------------------------------------------------------------------
Capita Group PLC (Human Resource & Employment
  Services)(a)                                      1,409,600       19,796,912
------------------------------------------------------------------------------

AIM European Growth Fund


                                                   SHARES           VALUE
------------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Enterprise Inns PLC (Restaurants)(a)                1,155,560   $   14,727,898
------------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial &
  Professional Services)(a)                           320,173       11,224,740
------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)               520,261       22,539,172
------------------------------------------------------------------------------
Inchcape PLC (Distributors)(a)                      1,371,180       15,448,317
------------------------------------------------------------------------------
Informa PLC (Publishing)(a)                         2,073,141       24,391,288
------------------------------------------------------------------------------
International Power PLC (Independent Power
  Producers & Energy Traders)(a)                    2,511,089       21,938,705
------------------------------------------------------------------------------
Mitie Group PLC (Environmental & Facilities
  Services)(a)                                      2,919,500       13,786,293
------------------------------------------------------------------------------
Punch Taverns PLC (Restaurants)(a)                    524,640       13,533,401
------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)         257,245       14,095,756
------------------------------------------------------------------------------
Shire PLC (Pharmaceuticals)(a)                      1,105,300       25,815,378
------------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                          1,308,319       12,022,322
------------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)(a)                                         547,110       13,301,554
------------------------------------------------------------------------------
United Business Media plc (Publishing)(a)             833,974       13,382,954
------------------------------------------------------------------------------
Vedanta Resources PLC (Diversified Metals &
  Mining)(a)                                          482,925       13,212,640
------------------------------------------------------------------------------
WPP Group PLC (Advertising)(a)                      1,595,906       23,630,891
==============================================================================
                                                                   342,201,911
==============================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $862,798,761)                       1,590,038,603
==============================================================================

FOREIGN PREFERRED STOCKS-2.99%

GERMANY-2.99%

Porsche A.G. -Pfd. (Automobile
  Manufacturers)(a)                                    17,151       28,740,583
------------------------------------------------------------------------------
Henkel KGaA -Pfd. (Household Products)(a)(b)          150,782       23,747,068
==============================================================================
    Total Foreign Preferred Stocks (Cost
      $31,165,238)                                                  52,487,651
==============================================================================

                                                   SHARES           VALUE
------------------------------------------------------------------------------


MONEY MARKET FUNDS-6.44%

Liquid Assets Portfolio-Institutional
  Class(f)                                         56,633,257   $   56,633,257
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)           56,633,257       56,633,257
==============================================================================
    Total Money Market Funds (Cost
      $113,266,514)                                                113,266,514
==============================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)-99.87% (Cost
  $1,007,230,513)                                                1,755,792,768
==============================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-16.90%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                     297,058,235      297,058,235
==============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $297,058,235)                                          297,058,235
==============================================================================
TOTAL INVESTMENTS-116.77% (Cost
  $1,304,288,748)                                                2,052,851,003
==============================================================================
OTHER ASSETS LESS LIABILITIES-(16.77)%                            (294,790,773)
==============================================================================
NET ASSETS-100.00%                                              $1,758,060,230
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ACE   - Automatically Convertible Equity Security
Pfd.  - Preferred

Notes to Schedule of Investments:

(*) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $1,622,167,950, which represented 92.27% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security was out on loan at April 30, 2007.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2007 was $13,774,830, which represented 0.78% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Non-income producing security.
(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM European Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $893,963,999)*    $1,642,526,254
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $410,324,749)                            410,324,749
============================================================
    Total investments (Cost $1,304,288,748)    2,052,851,003
============================================================
Foreign currencies, at value (Cost
  $11,682,314)                                    11,615,864
------------------------------------------------------------
Receivables for:
  Investments sold                                 5,288,509
------------------------------------------------------------
  Fund shares sold                                 8,832,688
------------------------------------------------------------
  Dividends                                        9,696,773
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               108,074
------------------------------------------------------------
Other assets                                          51,920
============================================================
    Total assets                               2,088,444,831
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           25,431,365
------------------------------------------------------------
  Fund shares reacquired                           6,396,028
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 168,474
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       297,058,235
------------------------------------------------------------
Accrued distribution fees                            551,628
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,606
------------------------------------------------------------
Accrued transfer agent fees                          464,144
------------------------------------------------------------
Accrued operating expenses                           312,121
============================================================
    Total liabilities                            330,384,601
============================================================
Net assets applicable to shares outstanding   $1,758,060,230
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,019,409,132
------------------------------------------------------------
Undistributed net investment income                6,671,533
------------------------------------------------------------
Undistributed net realized gain (loss)           (16,571,615)
------------------------------------------------------------
Unrealized appreciation                          748,551,180
============================================================
                                              $1,758,060,230
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,056,207,360
____________________________________________________________
============================================================
Class B                                       $  176,386,297
____________________________________________________________
============================================================
Class C                                       $  149,354,732
____________________________________________________________
============================================================
Class R                                       $   18,577,044
____________________________________________________________
============================================================
Investor Class                                $  357,534,797
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           23,210,029
____________________________________________________________
============================================================
Class B                                            4,106,364
____________________________________________________________
============================================================
Class C                                            3,475,317
____________________________________________________________
============================================================
Class R                                              410,395
____________________________________________________________
============================================================
Investor Class                                     7,869,681
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        45.51
------------------------------------------------------------
  Offering price per share
    (Net asset value of $45.51 divided by
      94.50%)                                 $        48.16
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        42.95
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        42.98
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        45.27
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        45.43
____________________________________________________________
============================================================

* At April 30, 2007, securities with an aggregate value of $281,527,926 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM European Growth Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,532,481)    $ 16,069,440
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $205,295)                         2,887,198
--------------------------------------------------------------------------
Interest                                                            10,663
==========================================================================
    Total investment income                                     18,967,301
==========================================================================

EXPENSES:

Advisory fees                                                    6,904,054
--------------------------------------------------------------------------
Administrative services fees                                       192,154
--------------------------------------------------------------------------
Custodian fees                                                     604,282
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,112,407
--------------------------------------------------------------------------
  Class B                                                          850,364
--------------------------------------------------------------------------
  Class C                                                          620,940
--------------------------------------------------------------------------
  Class R                                                           35,679
--------------------------------------------------------------------------
  Investor Class                                                   385,330
--------------------------------------------------------------------------
Transfer agent fees                                              1,542,703
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           30,225
--------------------------------------------------------------------------
Other                                                              265,744
==========================================================================
    Total expenses                                              12,543,882
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (367,278)
==========================================================================
    Net expenses                                                12,176,604
==========================================================================
Net investment income                                            6,790,697
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                                         33,370,240
--------------------------------------------------------------------------
  Foreign currencies                                               507,493
==========================================================================
                                                                33,877,733
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        255,847,997
--------------------------------------------------------------------------
  Foreign currencies                                               (65,121)
==========================================================================
                                                               255,782,876
==========================================================================
Net realized and unrealized gain                               289,660,609
==========================================================================
Net increase in net assets resulting from operations          $296,451,306
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM European Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    6,790,697    $    7,886,571
----------------------------------------------------------------------------------------------
  Net realized gain                                               33,877,733       102,006,300
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                          255,782,876       224,587,450
==============================================================================================
    Net increase in net assets resulting from operations         296,451,306       334,480,321
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (5,963,547)       (3,358,722)
----------------------------------------------------------------------------------------------
  Class B                                                           (219,021)          (38,352)
----------------------------------------------------------------------------------------------
  Class C                                                           (147,072)          (17,313)
----------------------------------------------------------------------------------------------
  Class R                                                            (64,684)          (25,405)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (2,147,801)       (1,509,105)
==============================================================================================
    Total distributions from net investment income                (8,542,125)       (4,948,897)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (46,910,400)      (32,547,505)
----------------------------------------------------------------------------------------------
  Class B                                                        (10,134,508)       (9,964,891)
----------------------------------------------------------------------------------------------
  Class C                                                         (6,805,293)       (4,498,118)
----------------------------------------------------------------------------------------------
  Class R                                                           (701,285)         (334,636)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (16,336,446)      (13,291,640)
==============================================================================================
    Total distributions from net realized gains                  (80,887,932)      (60,636,790)
==============================================================================================
    Decrease in net assets resulting from distributions          (89,430,057)      (65,585,687)
==============================================================================================
Share transactions-net:
  Class A                                                        164,158,074       120,909,916
----------------------------------------------------------------------------------------------
  Class B                                                         (7,598,071)      (21,307,049)
----------------------------------------------------------------------------------------------
  Class C                                                         28,856,621        20,498,296
----------------------------------------------------------------------------------------------
  Class R                                                          5,470,550         4,551,131
----------------------------------------------------------------------------------------------
  Investor Class                                                  48,711,354         6,458,081
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                239,598,528       131,110,375
==============================================================================================
    Net increase in net assets                                   446,619,777       400,005,009
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,311,440,453       911,435,444
==============================================================================================
  End of period (including undistributed net investment
    income of $6,671,533 and $8,422,961, respectively)        $1,758,060,230    $1,311,440,453
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM European Growth Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM European Growth Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the

AIM European Growth Fund

     relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                            0.95%
-------------------------------------------------------------------
Over $500 million                                             0.90%
 __________________________________________________________________
===================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $224,315.

    At the request of the Trustees of the Trust, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $298.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

AIM European Growth Fund


    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $199,087 in front-end sales commissions from the sale of Class A shares and $2,788, $59,590 and $9,506 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $36,994,298      $ 90,683,818      $ (71,044,859)        $   --        $ 56,633,257     $1,344,376      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            36,994,298        90,683,818        (71,044,859)            --          56,633,257      1,337,527          --
===================================================================================================================================
  Subtotal        $73,988,596      $181,367,636      $(142,089,718)        $   --        $113,266,514     $2,681,903      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $21,417,700      $469,883,561      $(194,243,026)        $   --        $297,058,235     $  205,295      $   --
===================================================================================================================================
  Total
    Investments
    in
    Affiliates    $95,406,296      $651,251,197      $(336,332,744)        $   --        $410,324,749     $2,887,198      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $142,665.

AIM European Growth Fund

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $5,920 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At April 30, 2007, securities with an aggregate value of $281,527,926 were on loan to brokers. The loans were secured by cash collateral of $297,058,235 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2007, the Fund received dividends on cash collateral investments of $205,295 for securities lending transactions, which are net of compensation to counterparties.

AIM European Growth Fund

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2006 to utilizing $15,589,322 of capital loss carryforward in the fiscal year ended October 31, 2007.

    The Fund had a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                 $50,320,711
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO European Growth Fund into the Fund, are realized on securities held on such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $223,674,791 and $90,033,198, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $750,039,308
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (1,598,562)
==============================================================================
Net unrealized appreciation of investment securities             $748,440,746
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,304,410,257.

AIM European Growth Fund

NOTE 10--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class R and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2007(A)              OCTOBER 31, 2006
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,378,704    $185,907,855     5,572,165    $ 202,386,197
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        453,042      18,077,973       781,731       26,941,782
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        890,254      35,681,107     1,034,010       35,583,322
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                        149,022       6,269,252       173,556        6,277,323
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                               1,336,136      56,393,821     1,003,262       36,730,269
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,142,492      46,053,874     1,049,283       32,748,127
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        256,769       9,795,747       316,706        9,399,848
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        167,911       6,410,837       140,406        4,170,065
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                         18,964         761,034        11,497          357,559
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 441,899      17,782,026       461,058       14,366,553
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        423,122      17,865,416       713,578       26,180,891
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (447,735)    (17,865,416)     (753,318)     (26,180,891)
=======================================================================================================================
Reacquired:(b)
  Class A                                                     (2,037,124)    (85,669,071)   (3,987,665)    (140,405,299)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (444,711)    (17,606,375)     (940,293)     (31,467,788)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (336,292)    (13,235,323)     (580,844)     (19,255,091)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (37,434)     (1,559,736)      (59,186)      (2,083,751)
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                (608,763)    (25,464,493)   (1,273,793)     (44,638,741)
=======================================================================================================================
                                                               5,746,256    $239,598,528     3,662,153    $ 131,110,375
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are four entities that are each record owner of more than 5% of the outstanding shares of the Fund and in the aggregate they own 28% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b) Amount is net of redemption fees of $21,579, $4,180, $3,008, $343 and $7,501 for Class A, Class B, Class C, Class R and Investor Class shares, respectively, for the six months ended April 30, 2007 and $30,606, $7,792, $3,943, $351 and $11,539 for Class A, Class B, Class C, Class R and Investor Class shares, respectively, for the year ended October 31, 2006.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

AIM European Growth Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                           YEAR ENDED OCTOBER 31,
                                                        APRIL 30,        --------------------------------------------------------
                                                           2007            2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   39.83        $  31.11    $  26.23    $  20.02    $  15.60    $  16.52
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                            0.22            0.31        0.21        0.05       (0.01)      (0.07)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              8.15           10.70        4.70        6.17        4.43       (0.85)
=================================================================================================================================
    Total from investment operations                         8.37           11.01        4.91        6.22        4.42       (0.92)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.31)          (0.21)      (0.03)      (0.01)         --          --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     (2.38)          (2.08)         --          --          --          --
=================================================================================================================================
    Total distributions                                     (2.69)          (2.29)      (0.03)      (0.01)         --          --
=================================================================================================================================
Redemption fees added to shares of beneficial interest       0.00            0.00        0.00        0.00          --          --
=================================================================================================================================
Net asset value, end of period                          $   45.51        $  39.83    $  31.11    $  26.23    $  20.02    $  15.60
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             21.88%          37.44%      18.74%      31.06%      28.33%      (5.57)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $1,056,207       $768,769    $496,328    $407,566    $301,659    $283,812
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.49%(c)        1.58%       1.70%       1.87%       2.01%       1.93%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.52%(c)        1.60%       1.72%       1.87%       2.02%       1.93%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     1.03%(c)        0.87%       0.71%       0.19%      (0.04)%     (0.42)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                      6%             28%         48%         60%         81%         94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $897,300,654.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM European Growth Fund

                                                                                         CLASS B
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                          YEAR ENDED OCTOBER 31,
                                                         APRIL 30,        -------------------------------------------------------
                                                            2007            2006        2005        2004        2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  37.63        $  29.53    $  25.03    $  19.23    $  15.08    $ 16.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                             0.06            0.04        0.01       (0.10)      (0.11)     (0.18)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               7.69           10.15        4.49        5.90        4.26      (0.81)
=================================================================================================================================
    Total from investment operations                          7.75           10.19        4.50        5.80        4.15      (0.99)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.05)          (0.01)         --          --          --         --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      (2.38)          (2.08)         --          --          --         --
=================================================================================================================================
    Total distributions                                      (2.43)          (2.09)         --          --          --         --
=================================================================================================================================
Redemption fees added to shares of beneficial interest        0.00            0.00        0.00        0.00          --         --
=================================================================================================================================
Net asset value, end of period                            $  42.95        $  37.63    $  29.53    $  25.03    $  19.23    $ 15.08
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              21.42%          36.39%      17.98%      30.16%      27.52%     (6.16)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $176,386        $161,405    $144,211    $130,863    $107,959    $97,436
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              2.24%(c)        2.33%       2.39%       2.52%       2.66%      2.58%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           2.27%(c)        2.35%       2.41%       2.52%       2.67%      2.58%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      0.28%(c)        0.12%       0.02%      (0.46)%     (0.69)%    (1.07)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                       6%             28%         48%         60%         81%        94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $171,482,125.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM European Growth Fund

                                                                                           CLASS C
                                                            ---------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                         YEAR ENDED OCTOBER 31,
                                                            APRIL 30,        ----------------------------------------------------
                                                               2007            2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  37.65        $  29.54    $25.05     $ 19.24    $ 15.09    $ 16.09
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)(a)                                 0.06            0.04      0.01       (0.10)     (0.11)     (0.18)
---------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized and
   unrealized)                                                   7.70           10.16      4.48        5.91       4.26      (0.82)
=================================================================================================================================
   Total from investment operations                              7.76           10.20      4.49        5.81       4.15      (1.00)
=================================================================================================================================
Less distributions:
 Dividends from net investment income                           (0.05)          (0.01)       --          --         --         --
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains                          (2.38)          (2.08)       --          --         --         --
=================================================================================================================================
   Total distributions                                          (2.43)          (2.09)       --          --         --         --
=================================================================================================================================
Redemption fees added to shares of beneficial interest           0.00            0.00      0.00        0.00         --         --
=================================================================================================================================
Net asset value, end of period                               $  42.98        $  37.65    $29.54     $ 25.05    $ 19.24    $ 15.09
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 21.44%          36.41%    17.92%      30.20%     27.50%     (6.22)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $149,355        $103,675    $63,806    $45,222    $31,509    $27,323
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements                  2.24%(c)        2.33%     2.39%       2.52%      2.66%      2.58%
---------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements               2.27%(c)        2.35%     2.41%       2.52%      2.67%      2.58%
=================================================================================================================================
Ratio of net investment income (loss) to average net
 assets                                                          0.28%(c)        0.12%     0.02%      (0.46)%    (0.69)%    (1.07)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                          6%             28%       48%         60%        81%        94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $125,217,263.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                          CLASS R
                                                          -----------------------------------------------------------------------
                                                                                                                       JUNE 3,
                                                                                                                        2002
                                                          SIX MONTHS                                                 (DATE SALES
                                                            ENDED                 YEAR ENDED OCTOBER 31,            COMMENCED) TO
                                                          APRIL 30,        -------------------------------------     OCTOBER 31,
                                                             2007           2006       2005      2004      2003         2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 39.60         $ 30.96    $26.13    $19.98    $15.59       $ 18.35
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)(a)                              0.16            0.22     0.16      0.01     (0.03)         (0.04)
---------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized and
   unrealized)                                                8.11           10.66     4.68      6.14      4.42          (2.72)
=================================================================================================================================
   Total from investment operations                           8.27           10.88     4.84      6.15      4.39          (2.76)
=================================================================================================================================
Less distributions:
 Dividends from net investment income                        (0.22)          (0.16)   (0.01)       --        --             --
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains                       (2.38)          (2.08)      --        --        --             --
=================================================================================================================================
   Total distributions                                       (2.60)          (2.24)   (0.01)       --        --             --
=================================================================================================================================
Redemption fees added to shares of beneficial interest        0.00            0.00     0.00      0.00        --             --
=================================================================================================================================
Net asset value, end of period                             $ 45.27         $ 39.60    $30.96    $26.13    $19.98       $ 15.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              21.74%          37.11%   18.52%    30.78%    28.16%        (15.04)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $18,577         $11,081    $4,767    $2,131    $ 660        $    15
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements               1.74%(c)        1.83%    1.89%     2.02%     2.16%          2.08%(d)
---------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements            1.77%(c)        1.85%    1.91%     2.02%     2.17%          2.08%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
 assets                                                       0.78%(c)        0.62%    0.52%     0.04%    (0.19)%        (0.57)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                       6%             28%      48%       60%       81%            94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $14,389,880.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM European Growth Fund

                                                                                       INVESTOR CLASS
                                                           ----------------------------------------------------------------------
                                                                                                                  SEPTEMBER 30,
                                                                                                                      2003
                                                           SIX MONTHS                                              (DATE SALES
                                                             ENDED               YEAR ENDED OCTOBER 31,           COMMENCED) TO
                                                           APRIL 30,        --------------------------------       OCTOBER 31,
                                                              2007            2006        2005        2004            2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  39.78        $  31.08    $  26.22    $  20.01         $ 18.84
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                      0.22            0.32        0.24        0.09            0.00
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        8.13           10.69        4.69        6.15            1.17
=================================================================================================================================
    Total from investment operations                            8.35           11.01        4.93        6.24            1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.32)          (0.23)      (0.07)      (0.03)             --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (2.38)          (2.08)         --          --              --
=================================================================================================================================
    Total distributions                                        (2.70)          (2.31)      (0.07)      (0.03)             --
=================================================================================================================================
Redemption fees added to shares of beneficial interest          0.00            0.00        0.00        0.00              --
=================================================================================================================================
Net asset value, end of period                              $  45.43        $  39.78    $  31.08    $  26.22         $ 20.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                21.85%          37.50%      18.82%      31.20%           6.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $357,535        $266,510    $202,323    $184,832         $   163
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.49%(c)        1.55%       1.63%       1.71%           1.79%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.52%(c)        1.57%       1.65%       1.74%           1.79%(d)
=================================================================================================================================
Ratio of net investment income to average net assets            1.03%(c)        0.91%       0.78%       0.35%           0.18%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                         6%             28%         48%         60%             81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $310,781,065.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to

AIM European Growth Fund
impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM EUROPEAN GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the Fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments or contingent deferred     then multiply the result by the number in    the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period November 1, 2006, through      of return of 5% per year before expenses,    addition, if these transaction costs were
April 30, 2007.                              which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES         ENDING           EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE      PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)        (4/30/07)         PERIOD(2)           RATIO
    A              $1,000.00              $1,219.10               $ 8.20         $1,017.41           $ 7.45            1.49%
    B               1,000.00               1,214.20                12.30          1,013.69            11.18            2.24
    C               1,000.00               1,214.40                12.30          1,013.69            11.18            2.24
    R               1,000.00               1,217.60                 9.57          1,016.17             8.70            1.74
Investor            1,000.00               1,218.90                 8.20          1,017.41             7.45            1.49

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and
   postage.                                         033-44611.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    EGR-SAR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                        AIM GLOBAL AGGRESSIVE GROWTH FUND
               Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

INTERNATIONAL/GLOBAL EQUITY

International/Global Growth

Table of Contents

Letter to Shareholders ...................    2
Schedule of Investments ..................    3
Financial Statements .....................    7
Notes to Financial Statements ............    9
Financial Highlights .....................   16
Fund Expenses ............................   20

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM GLOBAL AGGRESSIVE GROWTH FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at
                                             A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering
   [CROCKETT                                 shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance
Bruce L. Crockett                            for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended
                                             December 31, 2005, and the one-year period ended December 31, 2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your
                                             Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing.
                                             Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments
                                             --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by
                                             AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Global Aggressive Growth Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Financials                                        21.9%
---------------------------------------------------------
Consumer Discretionary                            21.4
---------------------------------------------------------
Industrials                                       13.0
---------------------------------------------------------
Health Care                                        8.2
---------------------------------------------------------
Consumer Staples                                   6.9
---------------------------------------------------------
Information Technology                             6.6
---------------------------------------------------------
Materials                                          6.1
---------------------------------------------------------
Energy                                             5.4
---------------------------------------------------------
Telecommunication Services                         4.2
---------------------------------------------------------
Utilities                                          2.2
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      4.1
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)


                                                 SHARES         VALUE
--------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-63.94%

BRAZIL-1.66%

Perdigao S.A. (Packaged Foods & Meats)            525,900   $    7,963,286
--------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros S.A.-GDR
  (Diversified Banks)                             103,200       10,016,592
==========================================================================
                                                                17,979,878
==========================================================================

CANADA-4.81%

Astral Media Inc. (Broadcasting & Cable TV)       158,400        6,175,302
--------------------------------------------------------------------------
Brookfield Asset Management Inc.-Class A
  (Real Estate Management & Development)(a)       204,550       11,899,985
--------------------------------------------------------------------------
Power Financial Corp. (Life & Health
  Insurance)(a)                                   263,200        9,307,685
--------------------------------------------------------------------------
Sherritt International Corp. (Diversified
  Metals & Mining)                                896,124       11,949,397
--------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)
  (Acquired 05/16/03-11/18/03; Cost
  $4,714,720)(b)(c)(d)                            277,500       12,698,644
==========================================================================
                                                                52,031,013
==========================================================================

CYPRUS-1.02%

Bank of Cyprus PCL (Diversified Banks)(e)         699,400       11,008,638
==========================================================================

FINLAND-1.12%

Nokian Renkaat Oyj (Tires & Rubber)(a)(e)         393,500       12,074,295
==========================================================================

GERMANY-4.58%

Continental A.G. (Tires & Rubber)(a)(e)            90,140       12,572,420
--------------------------------------------------------------------------
Deutsche Boerse A.G. (Specialized Finance)(e)      75,200       17,702,443
--------------------------------------------------------------------------

                                                 SHARES         VALUE
--------------------------------------------------------------------------

GERMANY-(CONTINUED)

Puma A.G. Rudolf Dassler Sport (Footwear)(e)       38,700   $   17,543,566
--------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
  (Acquired 06/02/03; Cost $398,309)(b)(e)          3,935        1,783,823
==========================================================================
                                                                49,602,252
==========================================================================

GREECE-4.66%

EFG Eurobank Ergasias (Diversified Banks)(e)      167,424        6,948,695
--------------------------------------------------------------------------
Intralot S.A. (Casinos & Gaming)(e)               530,186       16,449,050
--------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming) ((Acquired
  07/14/08; Cost $2,090,216)(b)(e)                196,000        7,402,848
--------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming)(e)                   133,630        5,047,156
--------------------------------------------------------------------------
Titan Cement Co., S.A. (Construction
  Materials)(e)                                   255,800       14,537,657
==========================================================================
                                                                50,385,406
==========================================================================

HONG KONG-2.21%

Esprit Holdings Ltd. (Apparel Retail)(e)          764,000        9,245,796
--------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Real Estate
  Management & Development)(e)                  1,568,000        7,296,192
--------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
  (Hotels, Resorts & Cruise Lines)(e)          85,292,000        7,341,788
==========================================================================
                                                                23,883,776
==========================================================================

HUNGARY-2.40%

OTP Bank Nyrt. (Diversified Banks)(a)(e)          356,497       18,123,365
--------------------------------------------------------------------------
Richter Gedeon Nyrt. (Pharmaceuticals)(e)          37,934        7,798,729
==========================================================================
                                                                25,922,094
==========================================================================

AIM Global Aggressive Growth Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

INDIA-0.91%

Grasim Industries Ltd. (Construction
  Materials)(e)                                   166,600   $    9,850,802
==========================================================================

INDONESIA-0.51%

PT Astra International Tbk (Automobile
  Manufacturers)(e)                             3,487,000        5,474,873
==========================================================================

IRELAND-3.39%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(e)                                     1,381,762       31,047,655
--------------------------------------------------------------------------
Independent News & Media PLC (Publishing)(e)    1,208,800        5,629,210
==========================================================================
                                                                36,676,865
==========================================================================

ISRAEL-0.87%

Israel Discount Bank A (Diversified
  Banks)(d)(e)                                  4,491,987        9,438,842
==========================================================================

JAPAN-1.74%

EXEDY Corp. (Auto Parts & Equipment)(a)(e)        366,100        9,687,365
--------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile
  Manufacturers)(a)(e)                            320,400        9,122,626
==========================================================================
                                                                18,809,991
==========================================================================

MALAYSIA-0.29%

YTL Corp. Berhad (Multi-Utilities)(e)           1,468,000        3,111,827
==========================================================================

MEXICO-0.84%

America Movil S.A.B. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           173,500        9,113,955
==========================================================================

NETHERLANDS-2.93%

Koninklijke BAM Groep N.V. (Construction &
  Engineering)(a)(e)                              372,164        9,843,536
--------------------------------------------------------------------------
USG People N.V. (Human Resource & Employment
  Services)(a)(e)                                 481,400       21,849,210
==========================================================================
                                                                31,692,746
==========================================================================

NORWAY-3.47%

Marine Harvest (Packaged Foods & Meats)(d)(e)   9,537,000       10,190,864
--------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(d)(e)                     785,820       21,569,666
--------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment &
  Services)(a)(e)                                 374,370        5,767,868
==========================================================================
                                                                37,528,398
==========================================================================

PHILIPPINES-0.43%

PNOC Energy Development Corp. (Independent
  Power Producers & Energy Traders)(d)         34,325,000        4,041,632
--------------------------------------------------------------------------
PNOC Energy Development Corp. (Independent
  Power Producers & Energy Traders) (Acquired
  12/04/06; Cost $343,121)(b)(d)                5,262,000          619,579
==========================================================================
                                                                 4,661,211
==========================================================================

RUSSIA-2.17%

Vimpel-Communications-ADR (Wireless
  Telecommunication Services)(d)                  243,070       23,519,453
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


SOUTH AFRICA-3.09%

Standard Bank Group Ltd. (Diversified
  Banks)(a)(e)                                  1,338,442   $   20,917,391
--------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services) (Acquired
  06/18/04; Cost $727,409)(a)(b)(e)                64,700        1,578,681
--------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services)(a)(e)               448,900       10,953,164
==========================================================================
                                                                33,449,236
==========================================================================

SOUTH KOREA-2.34%

Daegu Bank (Regional Banks)(e)                    638,340       10,508,880
--------------------------------------------------------------------------
Hyundai Development Co. (Construction &
  Engineering)(e)                                 170,870        9,825,734
--------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd. (Construction
  & Farm Machinery & Heavy Trucks)(e)              24,900        5,023,529
==========================================================================
                                                                25,358,143
==========================================================================

SPAIN-0.34%

Corporacion Mapfre S.A. (Multi-Line
  Insurance)(e)                                   705,766        3,662,645
==========================================================================

SWEDEN-1.57%

Oriflame Cosmetics S.A.-SDR (Personal
  Products)(e)                                    149,350        7,831,941
--------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(a)(e)                493,700        9,113,062
==========================================================================
                                                                16,945,003
==========================================================================

SWITZERLAND-4.62%

Baloise Holding A.G. (Multi-Line
  Insurance)(a)(e)                                 93,300       10,142,202
--------------------------------------------------------------------------
Phonak Holding A.G. (Health Care
  Equipment)(e)                                   119,000       10,527,166
--------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(a)(e)                                147,600       29,357,967
==========================================================================
                                                                50,027,335
==========================================================================

THAILAND-1.09%

Siam Commercial Bank PCL (Diversified
  Banks)(e)                                     6,163,000       11,763,107
==========================================================================

TURKEY-0.68%

Tupras-Turkiye Petrol Rafinerileri A.S. (Oil
  & Gas Refining & Marketing)(e)                  367,305        7,414,763
==========================================================================

UNITED KINGDOM-10.20%

Bunzl PLC (Trading Companies &
  Distributors)(e)                                799,533       11,321,523
--------------------------------------------------------------------------
Capita Group PLC (Human Resource & Employment
  Services)(e)                                    885,000       12,429,247
--------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(e)            1,250,100       15,932,833
--------------------------------------------------------------------------
Inchcape PLC (Distributors)(e)                  1,200,600       13,526,488
--------------------------------------------------------------------------
Informa PLC (Publishing)(e)                     1,187,305       13,969,092
--------------------------------------------------------------------------
International Power PLC (Independent Power
  Producers & Energy Traders)(e)                1,845,000       16,119,265
--------------------------------------------------------------------------

AIM Global Aggressive Growth Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Shire PLC (Pharmaceuticals)(e)                    789,500   $   18,439,556
--------------------------------------------------------------------------
United Business Media PLC (Publishing)(e)         539,460        8,656,827
==========================================================================
                                                               110,394,831
==========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $352,902,163)                     691,781,378
==========================================================================

DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-31.95%

AEROSPACE & DEFENSE-3.38%

Moog Inc.-Class A(d)                              181,700        7,725,884
--------------------------------------------------------------------------
Precision Castparts Corp.                         105,000       10,931,550
--------------------------------------------------------------------------
Rockwell Collins, Inc.                            126,500        8,307,255
--------------------------------------------------------------------------
Spirit Aerosystems Holdings Inc.-Class A(d)       303,181        9,589,615
==========================================================================
                                                                36,554,304
==========================================================================

APPAREL RETAIL-0.80%

Aeropostale, Inc.(d)                              209,890        8,636,974
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.18%

Phillips-Van Heusen Corp.                         120,768        6,750,931
--------------------------------------------------------------------------
Polo Ralph Lauren Corp.(d)                         65,000        5,987,150
==========================================================================
                                                                12,738,081
==========================================================================

APPLICATION SOFTWARE-1.50%

Amdocs Ltd.(d)                                    441,899       16,239,788
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.01%

Affiliated Managers Group, Inc.(a)(d)              75,000        8,822,250
--------------------------------------------------------------------------
AllianceBernstein Holding L.P.                    142,500       12,961,800
==========================================================================
                                                                21,784,050
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.86%

Fiserv, Inc.(d)                                   150,000        7,975,500
--------------------------------------------------------------------------
Global Payments Inc.                              160,234        6,085,687
--------------------------------------------------------------------------
VeriFone Holdings, Inc.(d)                        171,606        6,055,976
==========================================================================
                                                                20,117,163
==========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.64%

Equifax Inc.                                      175,000        6,965,000
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.56%

Acuity Brands, Inc.                               125,000        7,390,000
--------------------------------------------------------------------------
Cooper Industries, Ltd.-Class A                   190,000        9,454,400
==========================================================================
                                                                16,844,400
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


ELECTRONIC EQUIPMENT MANUFACTURERS-1.28%

Amphenol Corp.-Class A                            200,000   $    7,022,000
--------------------------------------------------------------------------
Mettler-Toledo International Inc.(d)               70,000        6,833,400
==========================================================================
                                                                13,855,400
==========================================================================

FOOD RETAIL-0.75%

Safeway Inc.                                      225,000        8,167,500
==========================================================================

FOOTWEAR-0.52%

Skechers U.S.A., Inc.-Class A(d)                  180,000        5,652,000
==========================================================================

GENERAL MERCHANDISE STORES-0.96%

Family Dollar Stores, Inc.                        325,216       10,354,877
==========================================================================

HEALTH CARE DISTRIBUTORS-0.79%

AmerisourceBergen Corp.                           170,000        8,498,300
==========================================================================

HEALTH CARE FACILITIES-1.65%

Manor Care, Inc.                                  135,000        8,760,150
--------------------------------------------------------------------------
VCA Antech, Inc.(d)                               230,897        9,104,269
==========================================================================
                                                                17,864,419
==========================================================================

HEALTH CARE TECHNOLOGY-0.70%

IMS Health Inc.                                   260,000        7,625,800
==========================================================================

HOUSEHOLD PRODUCTS-1.74%

Church & Dwight Co., Inc.                         125,000        6,341,250
--------------------------------------------------------------------------
Clorox Co. (The)                                  135,000        9,055,800
--------------------------------------------------------------------------
Energizer Holdings, Inc.(d)                        35,000        3,401,300
==========================================================================
                                                                18,798,350
==========================================================================

INDUSTRIAL CONGLOMERATES-0.94%

McDermott International, Inc.(d)                  189,273       10,156,389
==========================================================================

INVESTMENT BANKING & BROKERAGE-0.74%

Edwards (A.G.), Inc.                              110,000        7,969,500
==========================================================================

MANAGED HEALTH CARE-1.70%

Health Net Inc.(d)                                205,000       11,082,300
--------------------------------------------------------------------------
Humana Inc.(d)                                    116,199        7,348,425
==========================================================================
                                                                18,430,725
==========================================================================

MULTI-LINE INSURANCE-0.93%

Assurant, Inc.                                    175,000       10,067,750
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.16%

Cameron International Corp.(d)                    165,000       10,654,050
--------------------------------------------------------------------------
National-Oilwell Varco Inc.(d)                    150,000       12,727,500
==========================================================================
                                                                23,381,550
==========================================================================

PROPERTY & CASUALTY INSURANCE-0.72%

Ambac Financial Group, Inc.                        85,000        7,803,000
==========================================================================

AIM Global Aggressive Growth Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

RESTAURANTS-0.86%

Darden Restaurants, Inc.                          225,492   $    9,353,408
==========================================================================

SEMICONDUCTORS-0.82%

Microchip Technology Inc.                         220,000        8,874,800
==========================================================================

SPECIALTY STORES-0.63%

OfficeMax Inc.                                    139,000        6,841,580
==========================================================================

SYSTEMS SOFTWARE-1.13%

MICROS Systems, Inc.(d)                           130,000        7,124,000
--------------------------------------------------------------------------
Sybase, Inc.(d)                                   208,714        5,048,792
==========================================================================
                                                                12,172,792
==========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $275,785,679)                     345,747,900
==========================================================================

MONEY MARKET FUNDS-3.48%

Liquid Assets Portfolio-Institutional
  Class(f)                                     18,810,155       18,810,155
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)       18,810,155       18,810,155
==========================================================================
    Total Money Market Funds (Cost
      $37,620,310)                                              37,620,310
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.37% (Cost
  $666,308,152)                                              1,075,149,588
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.53%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                  78,629,228   $   78,629,228
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(f)(g)                                  78,629,228       78,629,228
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $157,258,456)                                      157,258,456
==========================================================================
TOTAL INVESTMENTS-113.90% (Cost $823,566,608)                1,232,408,044
==========================================================================
OTHER ASSETS LESS LIABILITIES-(13.90)%                        (150,399,759)
==========================================================================
NET ASSETS-100.00%                                          $1,082,008,285
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
SDR  - Swedish Depositary Receipt

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) All or a portion of this security was out on loan at April 30, 2007.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2007 was $24,083,575, which represented 2.23% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at April 30, 2007 represented 1.17% of the Fund's Net Assets. See Note 1A.
(d) Non-income producing security.
(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $584,475,868, which represented 54.02% of the Fund's Net Assets. See Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Aggressive Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $628,687,842)*    $1,037,529,278
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $194,878,766)                            194,878,766
============================================================
    Total Investments (Cost $823,566,608)      1,232,408,044
============================================================
Foreign currencies, at value (Cost
  $5,009,313)                                      4,933,374
------------------------------------------------------------
Receivables for:
  Investments sold                                11,980,911
------------------------------------------------------------
  Fund shares sold                                 1,573,252
------------------------------------------------------------
  Dividends                                        2,704,940
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                91,363
------------------------------------------------------------
Other assets                                          21,850
============================================================
    Total assets                               1,253,713,734
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           10,891,244
------------------------------------------------------------
  Fund shares reacquired                           1,941,333
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 191,334
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       157,258,456
------------------------------------------------------------
Accrued distribution fees                            326,279
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,582
------------------------------------------------------------
Accrued transfer agent fees                          356,382
------------------------------------------------------------
Accrued operating expenses                           737,839
============================================================
    Total liabilities                            171,705,449
============================================================
Net assets applicable to shares outstanding   $1,082,008,285
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  584,440,928
------------------------------------------------------------
Undistributed net investment income                1,036,157
------------------------------------------------------------
Undistributed net realized gain                   87,788,812
------------------------------------------------------------
Unrealized appreciation                          408,742,388
============================================================
                                              $1,082,008,285
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  913,931,760
____________________________________________________________
============================================================
Class B                                       $  133,275,027
____________________________________________________________
============================================================
Class C                                       $   34,801,498
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           35,341,229
____________________________________________________________
============================================================
Class B                                            5,668,903
____________________________________________________________
============================================================
Class C                                            1,479,959
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        25.86
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $25.86 divided by
      94.50%)                                 $        27.37
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        23.51
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        23.52
____________________________________________________________
============================================================

* At April 30, 2007, securities with an aggregate value of $149,620,538 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Aggressive Growth Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $406,102)      $  7,802,261
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $69,498)                          1,078,373
--------------------------------------------------------------------------
Interest                                                            14,042
==========================================================================
    Total investment income                                      8,894,676
==========================================================================

EXPENSES:

Advisory fees                                                    4,578,577
--------------------------------------------------------------------------
Administrative services fees                                       127,100
--------------------------------------------------------------------------
Custodian fees                                                     378,681
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,068,185
--------------------------------------------------------------------------
  Class B                                                          666,901
--------------------------------------------------------------------------
  Class C                                                          155,217
--------------------------------------------------------------------------
Transfer agent fees                                              1,384,806
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           24,949
--------------------------------------------------------------------------
Other                                                              217,184
==========================================================================
    Total expenses                                               8,601,600
==========================================================================
Less: Fee waived, expenses reimbursed and expense offset
  arrangements                                                    (745,352)
==========================================================================
    Net expenses                                                 7,856,248
==========================================================================
Net investment income                                            1,038,428
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                                         87,849,808
--------------------------------------------------------------------------
  Foreign currencies                                                16,419
==========================================================================
                                                                87,866,227
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of estimated tax on foreign
    investments held of $(77,918) -- Note 1J)                   79,106,058
--------------------------------------------------------------------------
  Foreign currencies                                                (6,667)
==========================================================================
                                                                79,099,391
==========================================================================
Net realized and unrealized gain                               166,965,618
==========================================================================
Net increase in net assets resulting from operations          $168,004,046
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Aggressive Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                   2007             2006
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    1,038,428    $  3,960,706
--------------------------------------------------------------------------------------------
  Net realized gain                                               87,866,227     129,688,490
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                           79,099,391      90,682,111
============================================================================================
    Net increase in net assets resulting from operations         168,004,046     224,331,307
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (1,205,150)     (2,378,111)
--------------------------------------------------------------------------------------------
  Class B                                                                 --        (367,177)
--------------------------------------------------------------------------------------------
  Class C                                                                 --         (56,652)
============================================================================================
    Total distributions from net investment income                (1,205,150)     (2,801,940)
============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (106,746,304)    (30,928,472)
--------------------------------------------------------------------------------------------
  Class B                                                        (18,600,409)     (7,262,436)
--------------------------------------------------------------------------------------------
  Class C                                                         (4,153,280)     (1,120,528)
============================================================================================
    Total distributions from net realized gains                 (129,499,993)    (39,311,436)
============================================================================================
    Decrease in net assets resulting from distributions         (130,705,143)    (42,113,376)
============================================================================================
Share transactions-net:
  Class A                                                         71,137,321     (15,873,539)
--------------------------------------------------------------------------------------------
  Class B                                                         (2,079,886)    (48,985,987)
--------------------------------------------------------------------------------------------
  Class C                                                          5,333,909       1,302,802
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           74,391,344     (63,556,724)
============================================================================================
    Net increase in net assets                                   111,690,247     118,661,207
============================================================================================

NET ASSETS:

  Beginning of period                                            970,318,038     851,656,831
============================================================================================
  End of period (including undistributed net investment
    income of $1,036,157 and $1,202,879, respectively)        $1,082,008,285    $970,318,038
____________________________________________________________________________________________
============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Aggressive Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is above-average long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued

AIM Global Aggressive Growth Fund

     at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

AIM Global Aggressive Growth Fund

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Global Aggressive Growth Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.90%
-------------------------------------------------------------------
Over $1 billion                                               0.85%
 __________________________________________________________________
===================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
 __________________________________________________________________
===================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $640,822.

    At the request of the Trustees of the Trust, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $389.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $65,529 in front-end sales commissions from the sale of Class A shares and $33, $34,814 and $2,206 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Global Aggressive Growth Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $18,202,851      $ 62,049,576      $ (61,442,272)        $   --         $18,810,155     $  505,700      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            18,202,851        62,049,576        (61,442,272)            --          18,810,155        503,175          --
===================================================================================================================================
  Subtotal        $36,405,702      $124,099,152      $(122,884,544)        $   --         $37,620,310     $1,008,875      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $28,104,584      $141,335,856      $ (90,811,212)        $   --        $ 78,629,228     $   34,734      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            28,104,585       141,335,855        (90,811,212)            --          78,629,228         34,764          --
===================================================================================================================================
  Subtotal        $56,209,169      $282,671,711      $(181,622,424)        $   --        $157,258,456     $   69,498      $   --
===================================================================================================================================
  Total
    Investments
    in
    Affiliates    $92,614,871      $406,770,863      $(304,506,968)        $   --        $194,878,766     $1,078,373      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2007, the Fund engaged in securities purchases of $39,234.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $104,141.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $5,157 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM Global Aggressive Growth Fund

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At April 30, 2007, securities with an aggregate value of $149,620,538 were on loan to brokers. The loans were secured by cash collateral of $157,258,456 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2007, the Fund received dividends on cash collateral investments of $69,498 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2006.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $236,546,017 and $291,078,928, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $412,701,101
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (3,766,041)
==============================================================================
Net unrealized appreciation of investment securities             $408,935,060
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $823,472,984.

AIM Global Aggressive Growth Fund

NOTE 11--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2007(A)              OCTOBER 31, 2006
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,419,142    $ 35,030,807     2,487,493    $  58,384,812
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        269,364       6,096,958       647,033       14,535,268
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        222,544       5,036,376       296,198        6,421,861
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      4,430,561     103,852,348     1,502,663       31,916,560
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        838,661      17,922,193       371,106        7,318,215
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        186,184       3,980,622        57,317        1,130,865
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        493,653      12,175,388     1,776,939       41,306,299
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (541,236)    (12,175,388)   (1,918,853)     (41,306,299)
=======================================================================================================================
Reacquired:(b)
  Class A                                                     (3,242,102)    (79,921,222)   (6,359,614)    (147,481,210)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (616,857)    (13,923,649)   (1,377,064)     (29,533,171)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (164,707)     (3,683,089)     (289,576)      (6,249,924)
=======================================================================================================================
                                                               3,295,207    $ 74,391,344    (2,806,358)   $ (63,556,724)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 22% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $4,400, $690 and $159 for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2007 and $9,316, $1,781 and $320 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2006.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

AIM Global Aggressive Growth Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                            ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                               YEAR ENDED OCTOBER 31,
                                            APRIL 30,        -----------------------------------------------------------------
                                               2007            2006           2005           2004           2003        2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  25.10        $  20.60       $  16.99       $  14.28       $  11.00    $  12.58
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   0.04            0.13(a)       (0.00)(a)      (0.13)(a)      (0.13)      (0.15)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     4.11            5.39           3.61           2.84           3.41       (1.43)
==============================================================================================================================
    Total from investment operations             4.15            5.52           3.61           2.71           3.28       (1.58)
==============================================================================================================================
Less distributions:
  Dividends from net investment income          (0.04)          (0.07)            --             --             --          --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         (3.35)          (0.95)            --             --             --          --
==============================================================================================================================
    Total distributions                         (3.39)          (1.02)            --             --             --          --
==============================================================================================================================
Redemption fees added to shares of
  beneficial interest                            0.00            0.00           0.00           0.00             --          --
==============================================================================================================================
Net asset value, end of period               $  25.86        $  25.10       $  20.60       $  16.99       $  14.28    $  11.00
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                 17.93%          27.71%         21.25%         18.98%         29.82%     (12.56)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $913,932        $809,309       $676,291       $566,573       $465,855    $405,360
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               1.44%(c)        1.51%          1.65%          2.02%          2.10%       2.00%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               1.57%(c)        1.64%          1.76%          2.03%          2.11%       2.00%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             0.30%(c)        0.56%         (0.02)%        (0.81)%        (0.97)%     (1.19)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                         24%             64%            67%            68%            64%         73%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $861,630,254.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Aggressive Growth Fund

                                                                                 CLASS B
                                            ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                               YEAR ENDED OCTOBER 31,
                                            APRIL 30,        -----------------------------------------------------------------
                                               2007            2006           2005           2004           2003        2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  23.15        $  19.18       $  15.93       $  13.45       $  10.42    $  11.97
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.05)          (0.04)(a)      (0.12)(a)      (0.19)(a)      (0.19)      (0.20)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     3.76            5.01           3.37           2.67           3.22       (1.35)
==============================================================================================================================
    Total from investment operations             3.71            4.97           3.25           2.48           3.03       (1.55)
==============================================================================================================================
Less distributions:
  Dividends from net investment income             --           (0.05)            --             --             --          --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         (3.35)          (0.95)            --             --             --          --
==============================================================================================================================
    Total distributions                         (3.35)          (1.00)            --             --             --          --
==============================================================================================================================
Redemption fees added to shares of
  beneficial interest                            0.00            0.00           0.00           0.00             --          --
==============================================================================================================================
Net asset value, end of period               $  23.51        $  23.15       $  19.18       $  15.93       $  13.45    $  10.42
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                 17.48%          26.80%         20.40%         18.44%         29.08%     (12.95)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $133,275        $132,391       $152,878       $257,230       $374,027    $388,101
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               2.19%(c)        2.26%          2.31%          2.52%          2.60%       2.51%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.32%(c)        2.39%          2.42%          2.53%          2.61%       2.51%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.45)%(c)      (0.19)%        (0.68)%        (1.31)%        (1.47)%     (1.70)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                         24%             64%            67%            68%            64%         73%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $134,485,648.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Aggressive Growth Fund

                                                                               CLASS C
                                            -----------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                             YEAR ENDED OCTOBER 31,
                                            APRIL 30,        ------------------------------------------------------------
                                               2007           2006          2005          2004          2003       2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 23.16         $ 19.19       $ 15.93       $ 13.46       $ 10.42    $ 11.98
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.05)          (0.04)(a)     (0.12)(a)     (0.19)(a)     (0.19)     (0.20)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    3.76            5.01          3.38          2.66          3.23      (1.36)
=========================================================================================================================
    Total from investment operations            3.71            4.97          3.26          2.47          3.04      (1.56)
=========================================================================================================================
Less distributions:
  Dividends from net investment income            --           (0.05)           --            --            --         --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains        (3.35)          (0.95)           --            --            --         --
=========================================================================================================================
    Total distributions                        (3.35)          (1.00)           --            --            --         --
=========================================================================================================================
Redemption fees added to shares of
  beneficial interest                           0.00            0.00          0.00          0.00            --         --
=========================================================================================================================
Net asset value, end of period               $ 23.52         $ 23.16       $ 19.19       $ 15.93       $ 13.46    $ 10.42
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                17.48%          26.79%        20.47%        18.35%        29.17%    (13.02)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $34,801         $28,619       $22,488       $21,059       $20,153    $19,099
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              2.19%(c)        2.26%         2.31%         2.52%         2.60%      2.51%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              2.32%(c)        2.39%         2.42%         2.53%         2.61%      2.51%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.45)%(c)      (0.19)%       (0.68)%       (1.31)%       (1.47)%    (1.70)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(d)                        24%             64%           67%           68%           64%        73%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $31,300,701.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM Global Aggressive Growth Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM GLOBAL AGGRESSIVE GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

Example                                      You may use the information in this table,      The hypothetical account values and
                                             together with the amount you invested, to    expenses may not be used to estimate the
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     actual ending account balance or
two types of costs: (1) transaction costs,   the period. Simply divide your account       expenses you paid for the period. You
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      may use this information to compare the
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      ongoing costs of investing in the Fund
sales charges on redemptions, and            then multiply the result by the number in    and other funds. To do so, compare this
redemption fees, if any; and (2) ongoing     the table under the heading entitled         5% hypothetical example with the 5%
costs, including management fees;            "Actual Expenses Paid During Period" to      hypothetical examples that appear in the
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your       shareholder reports of the other funds.
and other Fund expenses. This example is     account during this period.
intended to help you understand your                                                         Please note that the expenses shown
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          in the table are meant to highlight your
the Fund and to compare these costs with     PURPOSES                                     ongoing costs only and do not reflect
ongoing costs of investing in other mutual                                                any transaction costs, such as sales
funds. The example is based on an            The table below also provides information    charges (loads) on purchase payments,
investment of $1,000 invested at the         about hypothetical account values and        contingent deferred sales charges on
beginning of the period and held for the     hypothetical expenses based on the Fund's    redemptions, and redemption fees, if
entire period November 1, 2006, through      actual expense ratio and an assumed rate     any. Therefore, the hypothetical
April 30, 2007.                              of return of 5% per year before expenses,    information is useful in comparing
                                             which is not the Fund's actual return.       ongoing costs only, and will not help
Actual expenses                                                                           you determine the relative total costs
                                                                                          of owning different funds. In addition,
The table below provides information about                                                if these transaction costs were
actual account values and actual expenses.                                                included, your costs would have been
                                                                                          higher.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES         ENDING           EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE      PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)        (4/30/07)         PERIOD(2)           RATIO
   A               $1,000.00              $1,179.30               $ 7.78         $1,017.65           $ 7.20            1.44%
   B                1,000.00               1,174.80                11.81          1,013.93            10.94            2.19
   C                1,000.00               1,175.30                11.81          1,013.93            10.94            2.19

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and
   postage.                                         033-44611.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    GLA-SAR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                             AIM GLOBAL GROWTH FUND
               Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

INTERNATIONAL/ GLOBAL EQUITY

International/Global Growth

Table of Contents

Letter to Shareholders ...................    2
Schedule of Investments ..................    3
Financial Statements .....................    6
Notes to Financial Statements ............    9
Financial Highlights .....................   15
Fund Expenses ............................   18

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM GLOBAL GROWTH FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
   [CROCKETT                                 lowering shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the money market, equity and fixed-income AIM Funds im-
                                             proved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December
                                             31, 2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your
                                             Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Global Growth Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Financials                                        22.0%
---------------------------------------------------------
Consumer Discretionary                            14.5
---------------------------------------------------------
Consumer Staples                                  13.2
---------------------------------------------------------
Industrials                                       12.3
---------------------------------------------------------
Health Care                                       10.5
---------------------------------------------------------
Information Technology                             9.9
---------------------------------------------------------
Energy                                             7.5
---------------------------------------------------------
Materials                                          5.6
---------------------------------------------------------
Telecommunication Services                         0.6
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      3.9
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)

                                                 SHARES         VALUE
-------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-69.29%

AUSTRALIA-2.03%

BHP Billiton Ltd. (Diversified Metals &
  Mining)(a)                                      221,659   $   5,412,451
-------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)(a)                                   158,208       4,015,066
=========================================================================
                                                                9,427,517
=========================================================================

BELGIUM-2.91%

InBev N.V. (Brewers)(a)(b)                        121,818       9,484,688
-------------------------------------------------------------------------
KBC Groep N.V. (Diversified Banks)(a)(b)           30,702       4,052,829
=========================================================================
                                                               13,537,517
=========================================================================

CANADA-1.70%

Manulife Financial Corp. (Life & Health
  Insurance)(b)                                    86,293       3,110,715
-------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)         59,900       4,809,702
=========================================================================
                                                                7,920,417
=========================================================================

DENMARK-1.13%

Novo Nordisk A.S.-Class B
  (Pharmaceuticals)(a)(b)                          53,549       5,230,951
=========================================================================

FRANCE-10.70%

Axa (Multi-Line Insurance)(a)(b)                  140,542       6,423,816
-------------------------------------------------------------------------
BNP Paribas (Diversified Banks)(a)(b)              82,950       9,599,922
-------------------------------------------------------------------------
Cap Gemini S.A. (IT Consulting & Other
  Services)(a)(b)                                  75,450       5,689,926
-------------------------------------------------------------------------
Schneider Electric S.A. (Electrical
  Components & Equipment)(a)(b)                    17,454       2,458,753
-------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)(b)         39,336       8,325,601
-------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(a)(b)           109,197       8,062,042
-------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(a)(b)      57,289       9,190,077
=========================================================================
                                                               49,750,137
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------

GERMANY-8.02%

Bayer A.G. (Diversified Chemicals)(a)(b)           92,348   $   6,328,173
-------------------------------------------------------------------------
Commerzbank A.G. (Diversified Banks)(a)(b)        148,010       7,405,922
-------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)(a)                 51,989       6,958,472
-------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)(a)(b)                 31,797       4,233,470
-------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport
  (Footwear)(a)(b)                                 12,109       5,489,277
-------------------------------------------------------------------------
Siemens A.G. (Industrial Conglomerates)(a)         56,968       6,879,491
=========================================================================
                                                               37,294,805
=========================================================================

GREECE-0.98%

OPAP S.A. (Casinos & Gaming)(a)                   121,230       4,578,813
=========================================================================

HONG KONG-1.24%

Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)(a)                    279,000       3,608,309
-------------------------------------------------------------------------
Li & Fung Ltd. (Distributors)(a)                  698,000       2,148,752
=========================================================================
                                                                5,757,061
=========================================================================

HUNGARY-0.78%

OTP Bank Nyrt. (Diversified Banks)(a)              71,068       3,612,909
=========================================================================

INDIA-1.04%

Infosys Technologies Ltd.-ADR (IT Consulting
  & Other Services)(b)                             92,463       4,840,438
=========================================================================

IRELAND-2.96%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                       389,872       8,760,272
-------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)               114,776       5,023,272
=========================================================================
                                                               13,783,544
=========================================================================

ISRAEL-1.54%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               186,652       7,150,638
=========================================================================

AIM Global Growth Fund

                                                 SHARES         VALUE
-------------------------------------------------------------------------

ITALY-1.50%

Eni S.p.A. (Integrated Oil & Gas)(a)              209,676   $   6,957,546
=========================================================================

JAPAN-6.42%

AEON Co., Ltd. (Hypermarkets & Super
  Centers)(a)                                      97,300       1,781,544
-------------------------------------------------------------------------
Canon Inc. (Office Electronics)(a)                111,600       6,239,869
-------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment
  Manufacturers)(a)(b)                             22,800       5,074,640
-------------------------------------------------------------------------
Komatsu Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(a)                                157,500       3,735,818
-------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
  Banks) (Acquired 10/24/2005; Cost
  $1,935,500)(a)(c)                                   322       1,940,227
-------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
  Banks)(a)                                           273       1,644,975
-------------------------------------------------------------------------
ORIX Corp. (Consumer Finance)(a)                   14,700       3,915,964
-------------------------------------------------------------------------
Toyota Motor Corp. (Automobile
  Manufacturers)(a)                                90,600       5,519,919
=========================================================================
                                                               29,852,956
=========================================================================

MEXICO-1.47%

Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                             100,219       2,811,143
-------------------------------------------------------------------------
Wal-Mart de Mexico S.A.B. de C.V.-Series V
  (Hypermarkets & Super Centers)                1,025,700       4,025,144
=========================================================================
                                                                6,836,287
=========================================================================

NETHERLANDS-0.33%

ING Groep N.V. (Other Diversified Financial
  Services)(a)(b)                                  34,041       1,545,266
=========================================================================

RUSSIA-0.59%

LUKOIL-ADR (Integrated Oil & Gas)(a)               35,641       2,747,705
=========================================================================

SOUTH AFRICA-0.61%

Telkom South Africa Ltd. (Integrated
  Telecommunication Services)(a)                  117,000       2,854,801
=========================================================================

SOUTH KOREA-0.88%

Samsung Electronics Co., Ltd.
  (Semiconductors)(a)                               6,660       4,079,975
=========================================================================

SPAIN-2.44%

Banco Santander Central Hispano S.A.
  (Diversified Banks)(a)                          254,151       4,530,468
-------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)                                      110,866       6,795,981
=========================================================================
                                                               11,326,449
=========================================================================

SWEDEN-1.92%

Assa Abloy A.B.-Class B (Building
  Products)(a)(b)                                 206,200       4,613,853
-------------------------------------------------------------------------
Atlas Copco A.B.-Class A (Industrial
  Machinery)(a)                                   113,800       4,319,774
=========================================================================
                                                                8,933,627
=========================================================================

SWITZERLAND-10.48%

Compagnie Financiere Richemont S.A.-Class A
  (Apparel, Accessories & Luxury
  Goods)(a)(b)(d)                                 119,190       7,185,231
-------------------------------------------------------------------------
Credit Suisse Group (Diversified Capital
  Markets)(a)                                      77,690       6,104,861
-------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(a)(b)         18,155       7,192,380
-------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)            53,719      10,133,222
-------------------------------------------------------------------------

                                                 SHARES         VALUE
-------------------------------------------------------------------------
SWITZERLAND-(CONTINUED)

Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(a)                                    47,827   $   9,512,896
-------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)(b)      133,070       8,624,244
=========================================================================
                                                               48,752,834
=========================================================================

TAIWAN-0.53%

Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                           1,209,967       2,466,999
=========================================================================

UNITED KINGDOM-7.09%

Aviva PLC (Multi-Line Insurance)(a)               361,040       5,664,270
-------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)           191,698       8,304,897
-------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)     122,728       6,724,888
-------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                        552,243       5,074,636
-------------------------------------------------------------------------
WPP Group PLC (Advertising)(a)                    484,754       7,177,847
=========================================================================
                                                               32,946,538
=========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $181,269,700)                    322,185,730
=========================================================================

DOMESTIC COMMON STOCKS-22.30%

AEROSPACE & DEFENSE-2.85%

General Dynamics Corp.                             99,389       7,802,036
-------------------------------------------------------------------------
Precision Castparts Corp.                          52,155       5,429,857
=========================================================================
                                                               13,231,893
=========================================================================

APPAREL RETAIL-0.66%

TJX Cos., Inc. (The)                              109,652       3,058,194
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.68%

Coach, Inc.(e)                                     65,132       3,180,396
=========================================================================

APPLICATION SOFTWARE-0.79%

Amdocs Ltd.(e)                                    100,116       3,679,263
=========================================================================

BIOTECHNOLOGY-1.64%

Amgen Inc.(e)                                      46,070       2,954,930
-------------------------------------------------------------------------
Gilead Sciences, Inc.(e)                           56,922       4,651,666
=========================================================================
                                                                7,606,596
=========================================================================

COMMUNICATIONS EQUIPMENT-1.36%

Cisco Systems, Inc.(e)                            237,001       6,337,407
=========================================================================

DEPARTMENT STORES-1.04%

J.C. Penney Co., Inc.(b)                           61,329       4,850,511
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.82%

Emerson Electric Co.(b)                            80,818       3,797,638
=========================================================================

GENERAL MERCHANDISE STORES-1.03%

Family Dollar Stores, Inc.(b)                     150,208       4,782,623
=========================================================================

HEALTH CARE EQUIPMENT-0.78%

Zimmer Holdings, Inc.(e)                           40,000       3,619,200
=========================================================================

HOUSEHOLD PRODUCTS-0.90%

Colgate-Palmolive Co.(b)                           61,899       4,193,038
=========================================================================

AIM Global Growth Fund

                                                 SHARES         VALUE
-------------------------------------------------------------------------

INTEGRATED OIL & GAS-0.55%

Occidental Petroleum Corp.                         50,121   $   2,541,135
=========================================================================

INVESTMENT BANKING & BROKERAGE-1.57%

Goldman Sachs Group, Inc. (The)                    33,473       7,317,532
=========================================================================

MANAGED HEALTH CARE-1.13%

UnitedHealth Group Inc.                            99,118       5,259,201
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.25%

National-Oilwell Varco Inc.(e)                     32,006       2,715,709
-------------------------------------------------------------------------
Weatherford International Ltd.(b)(e)               58,690       3,080,638
=========================================================================
                                                                5,796,347
=========================================================================

OIL & GAS REFINING & MARKETING-0.89%

Valero Energy Corp.                                58,998       4,143,429
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.90%

JPMorgan Chase & Co.                               80,580       4,198,218
=========================================================================

PHARMACEUTICALS-1.20%

Merck & Co. Inc.                                  108,296       5,570,746
=========================================================================

PUBLISHING-0.67%

McGraw-Hill Cos., Inc. (The)                       47,532       3,114,772
=========================================================================

SYSTEMS SOFTWARE-1.59%

Microsoft Corp.                                   108,872       3,259,628
-------------------------------------------------------------------------
Oracle Corp.(e)                                   221,135       4,157,338
=========================================================================
                                                                7,416,966
=========================================================================
    Total Domestic Common Stocks (Cost
      $85,703,460)                                            103,695,105
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS-4.55%

BRAZIL-0.73%

Companhia de Bebidas das Americas-Pfd.-ADR
  (Brewers)                                        58,540   $   3,419,907
=========================================================================

GERMANY-3.82%

Henkel KGaA-Pfd. (Household Products)(a)(b)        56,201       8,851,249
-------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile
  Manufacturers)(a)                                 5,306       8,891,466
=========================================================================
                                                               17,742,715
=========================================================================
    Total Foreign Preferred Stocks (Cost
      $11,046,468)                                             21,162,622
=========================================================================

MONEY MARKET FUNDS-2.44%

Liquid Assets Portfolio-Institutional
  Class(f)                                      5,679,301       5,679,301
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)        5,679,301       5,679,301
=========================================================================
    Total Money Market Funds (Cost
      $11,358,602)                                             11,358,602
=========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-98.58% (Cost
  $289,378,230)                                               458,402,059
=========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-23.50%

STIC Prime Portfolio-Institutional
  Class(f)(g)                                  80,916,343      80,916,343
-------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional
  Class(f)(g)                                  28,377,970      28,377,970
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $109,294,313)                                     109,294,313
=========================================================================
TOTAL INVESTMENTS-122.08% (Cost $398,672,543)                 567,696,372
=========================================================================
OTHER ASSETS LESS LIABILITIES-(22.08)%                       (102,693,631)
=========================================================================
NET ASSETS-100.00%                                          $ 465,002,741
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $313,180,665, which represented 67.35% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security was out on loan at April 30, 2007.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at April 30, 2007 represented 0.42% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(d) Each unit represents one A bearer share and one bearer share participation certificate.
(e) Non-income producing security.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $278,019,628)*     $447,043,457
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $120,652,915)                           120,652,915
===========================================================
  Total investments (Cost $398,672,543)         567,696,372
===========================================================
Foreign currencies, at value (Cost
  $1,225,155)                                     1,214,110
-----------------------------------------------------------
Receivables for:
  Investments sold                                9,532,810
-----------------------------------------------------------
  Fund shares sold                                  466,695
-----------------------------------------------------------
  Dividends                                       1,217,155
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               68,979
-----------------------------------------------------------
Other assets                                         17,617
===========================================================
     Total assets                               580,213,738
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           4,346,122
-----------------------------------------------------------
  Fund shares reacquired                            931,337
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                               113,537
-----------------------------------------------------------
  Collateral upon return of securities loaned   109,294,313
-----------------------------------------------------------
Accrued distribution fees                           166,807
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,949
-----------------------------------------------------------
Accrued transfer agent fees                         221,918
-----------------------------------------------------------
Accrued operating expenses                          135,014
===========================================================
     Total liabilities                          115,210,997
===========================================================
Net assets applicable to shares outstanding    $465,002,741
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $545,415,573
-----------------------------------------------------------
Undistributed net investment income (loss)       (1,960,012)
-----------------------------------------------------------
Undistributed net realized gain (loss)         (247,483,526)
-----------------------------------------------------------
Unrealized appreciation                         169,030,706
===========================================================
                                               $465,002,741
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $349,496,595
___________________________________________________________
===========================================================
Class B                                        $ 88,501,471
___________________________________________________________
===========================================================
Class C                                        $ 27,004,675
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          13,258,641
___________________________________________________________
===========================================================
Class B                                           3,574,209
___________________________________________________________
===========================================================
Class C                                           1,090,316
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      26.36
-----------------------------------------------------------
  Offering price per share
  (Net asset value of $26.36 divided by
     94.50%                                    $      27.89
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      24.76
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      24.77
___________________________________________________________
===========================================================

* At April 30, 2007, securities with an aggregate value of $104,213,103 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Growth Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $358,720)      $ 3,412,451
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $86,757)                           415,526
=========================================================================
     Total investment income                                    3,827,977
=========================================================================


EXPENSES:

Advisory fees                                                   1,885,878
-------------------------------------------------------------------------
Administrative services fees                                       60,948
-------------------------------------------------------------------------
Custodian fees                                                    108,745
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         410,092
-------------------------------------------------------------------------
  Class B                                                         451,461
-------------------------------------------------------------------------
  Class C                                                         126,851
-------------------------------------------------------------------------
Transfer agent fees                                               796,763
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          15,357
-------------------------------------------------------------------------
Other                                                             152,573
=========================================================================
     Total expenses                                             4,008,668
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (180,369)
=========================================================================
     Net expenses                                               3,828,299
=========================================================================
Net investment income (loss)                                         (322)
=========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                                        30,401,276
-------------------------------------------------------------------------
  Foreign currencies                                               56,295
=========================================================================
                                                               30,457,571
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        32,918,482
-------------------------------------------------------------------------
  Foreign currencies                                               (5,879)
=========================================================================
                                                               32,912,603
=========================================================================
Net realized and unrealized gain                               63,370,174
=========================================================================
Net increase in net assets resulting from operations          $63,369,852
_________________________________________________________________________
=========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $       (322)   $    268,465
------------------------------------------------------------------------------------------
  Net realized gain                                             30,457,571      50,186,335
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                         32,912,603      31,391,028
==========================================================================================
    Net increase in net assets resulting from operations        63,369,852      81,845,828
==========================================================================================
Distributions to shareholders from net investment
  income -- Class A                                             (1,365,755)     (1,936,684)
==========================================================================================
Share transactions-net:
  Class A                                                       (6,390,091)    (30,264,870)
------------------------------------------------------------------------------------------
  Class B                                                      (14,664,709)    (34,026,563)
------------------------------------------------------------------------------------------
  Class C                                                       (1,111,264)     (3,561,784)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (22,166,064)    (67,853,217)
==========================================================================================
    Net increase in net assets                                  39,838,033      12,055,927
==========================================================================================

NET ASSETS:

  Beginning of period                                          425,164,708     413,108,781
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(1,960,012) and $(593,935),
    respectively)                                             $465,002,741    $425,164,708
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Growth Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM Global Growth Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the

AIM Global Growth Fund

     relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.85%
-------------------------------------------------------------------
Over $1 billion                                               0.80%
 __________________________________________________________________
===================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
 __________________________________________________________________
===================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $132,920.

    At the request of the Trustees of the Trust, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $323.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

AIM Global Growth Fund


    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $47,490 in front-end sales commissions from the sale of Class A shares and $43, $23,502 and $351 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND     REALIZED GAIN
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME         (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 8,342,502      $28,808,921       $(31,472,122)         $   --         $ 5,679,301     $164,830        $   --
------------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             8,342,502       28,808,921        (31,472,122)             --           5,679,301      163,939            --
====================================================================================================================================
  Subtotal        $16,685,004      $57,617,842       $(62,944,244)         $   --         $11,358,602     $328,769        $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND     REALIZED GAIN
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME*        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $28,377,970      $         --      $          --         $   --        $ 28,377,970     $ 39,464        $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            20,347,646       184,263,981       (123,695,284)            --          80,916,343       47,293            --
====================================================================================================================================
  Subtotal        $48,725,616      $184,263,981      $(123,695,284)        $   --        $109,294,313     $ 86,757        $   --
====================================================================================================================================
  Total
    Investments
    in
    Affiliates    $65,410,620      $241,881,823      $(186,639,528)        $   --        $120,652,915     $415,526        $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS IN AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2007, the Fund engaged in securities purchases of $429,530.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $47,126.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the

AIM Global Growth Fund

Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $3,797 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At April 30, 2007, securities with an aggregate value of $104,213,103 were on loan to brokers. The loans were secured by cash collateral of $109,294,313 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2007, the Fund received dividends on cash collateral investments of $86,757 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end. Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $165,569,319
-----------------------------------------------------------------------------
October 31, 2010                                                 101,042,257
-----------------------------------------------------------------------------
October 31, 2011                                                  11,321,620
=============================================================================
Total capital loss carryforward                                 $277,933,196
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM Global Growth Fund

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $90,303,838 and $112,621,559, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $168,587,145
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (1,371,711)
==============================================================================
Net unrealized appreciation of investment securities             $167,215,434
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $400,480,938.

NOTE 11--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2007(A)              OCTOBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        815,780    $ 19,768,493       852,695    $ 18,221,986
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        175,330       4,016,519       340,221       6,833,268
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         84,194       1,965,887       239,434       4,855,978
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         52,921       1,281,754        89,660       1,817,402
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        323,048       8,021,348       785,511      16,845,277
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (343,612)     (8,021,348)     (833,972)    (16,845,277)
======================================================================================================================
Reacquired:(b)
  Class A                                                     (1,445,425)    (35,461,686)   (3,156,593)    (67,149,535)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (461,631)    (10,659,880)   (1,197,180)    (24,014,554)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (133,531)     (3,077,151)     (420,536)     (8,417,762)
======================================================================================================================
                                                                (932,926)   $(22,166,064)   (3,300,760)   $(67,853,217)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 20% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $2,559, $707 and $200 for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2007 and $5,532, $1,819 and $442 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2006.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

AIM Global Growth Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                      SIX MONTHS                          YEAR ENDED OCTOBER 31,
                                                    ENDED APRIL 30,       -------------------------------------------------------
                                                         2007               2006        2005        2004        2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  22.94           $  19.02    $  16.65    $  14.91    $  12.66   $  14.58
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             0.02(a)            0.06(a)     0.08(a)(b) (0.04)(a)   (0.08)    (0.11)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        3.50               3.99        2.29        1.78        2.33      (1.81)
=================================================================================================================================
    Total from investment operations                       3.52               4.05        2.37        1.74        2.25      (1.92)
=================================================================================================================================
Less dividends from net investment income                 (0.10)             (0.13)         --          --          --         --
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                 0.00               0.00        0.00        0.00          --         --
=================================================================================================================================
Net asset value, end of period                         $  26.36           $  22.94    $  19.02    $  16.65    $  14.91   $  12.66
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           15.39%             21.39%      14.23%      11.67%      17.77%    (13.17)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $349,497           $310,028    $284,122    $286,068    $329,739   $335,954
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.55%(d)           1.62%       1.77%       1.96%       2.04%      1.95%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                         1.61%(d)           1.68%       1.82%       1.97%       2.04%      1.95%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               0.17%(d)           0.28%       0.44%(b)    (0.24)%    (0.58)%    (0.75)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                   21%                42%         51%         56%         75%        98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.05 and 0.27%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $330,792,413.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 CLASS B
                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS                       YEAR     ENDED OCTOBER 31,
                                                   ENDED APRIL 30,   -----------------------------------------------------------
                                                        2007          2006         2005            2004        2003       2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 21.54       $ 17.87     $  15.76        $  14.18    $  12.09   $  14.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.07)(a)     (0.09)(a)    (0.04)(a)(b)    (0.11)(a)   (0.15)     (0.17)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       3.29          3.76         2.15            1.69        2.24      (1.74)
================================================================================================================================
    Total from investment operations                      3.22          3.67         2.11            1.58        2.09      (1.91)
================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                0.00          0.00         0.00            0.00          --         --
================================================================================================================================
Net asset value, end of period                         $ 24.76       $ 21.54     $  17.87        $  15.76    $  14.18   $  12.09
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                          14.95%        20.54%       13.39%          11.14%      17.29%    (13.64)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $88,501       $90,571     $105,368        $139,061    $181,891   $206,189
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          2.30%(d)      2.37%        2.43%           2.46%       2.54%      2.45%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       2.36%(d)      2.43%        2.48%           2.47%       2.54%      2.45%
================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.58)%(d)    (0.47)%      (0.22)%(b)      (0.74)%     (1.08)%    (1.25)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                  21%           42%          51%             56%         75%        98%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.07) and (0.39)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $91,040,458.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Growth Fund

                                                                                    CLASS C
                                                        ------------------------------------------------------------------------
                                                          SIX MONTHS                   YEAR ENDED OCTOBER 31,
                                                        ENDED APRIL 30,  -------------------------------------------------------
                                                             2007         2006       2005           2004       2003       2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 21.55      $ 17.88    $ 15.77        $ 14.18    $ 12.10    $ 14.01
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.07)(a)    (0.09)(a)  (0.04)(a)(b)   (0.11)(a)  (0.15)     (0.17)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                3.29         3.76       2.15           1.70       2.23      (1.74)
================================================================================================================================
    Total from investment operations                           3.22         3.67       2.11           1.59       2.08      (1.91)
================================================================================================================================
Redemption fees added to shares of beneficial interest         0.00         0.00       0.00           0.00         --         --
================================================================================================================================
Net asset value, end of period                              $ 24.77      $ 21.55    $ 17.88        $ 15.77    $ 14.18    $ 12.10
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                               14.94%       20.52%     13.38%         11.21%     17.19%    (13.63)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $27,005      $24,565    $23,619        $27,649    $32,844    $34,778
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               2.30%(d)     2.37%      2.43%          2.46%      2.54%      2.45%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            2.36%(d)     2.43%      2.48%          2.47%      2.54%      2.45%
================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.58)%(d)   (0.47)%    (0.22)%(b)     (0.74)%    (1.08)%   (1.25)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                       21%          42%        51%            56%        75%        98%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.07) and (0.39)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $25,580,506.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM Global Growth Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM GLOBAL GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,      The hypothetical account values and
                                             together with the amount you invested, to    expenses may not be used to estimate the
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     actual ending account balance or expenses
two types of costs: (1) transaction costs,   the period. Simply divide your account       you paid for the period. You may use this
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      information to compare the ongoing costs
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      of investing in the Fund and other funds.
sales charges on redemptions, and            then multiply the result by the number in    To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     the table under the heading entitled         example with the 5% hypothetical examples
costs, including management fees;            "Actual Expenses Paid During Period" to      that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your       the other funds.
and other Fund expenses. This example is     account during this period.
intended to help you understand your                                                         Please note that the expenses shown in
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          the table are meant to highlight your
the Fund and to compare these costs with     PURPOSES                                     ongoing costs only and do not reflect any
ongoing costs of investing in other mutual                                                transaction costs, such as sales charges
funds. The example is based on an            The table below also provides information    (loads) on purchase payments, contingent
investment of $1,000 invested at the         about hypothetical account values and        deferred sales charges on redemptions, and
beginning of the period and held for the     hypo- thetical expenses based on the         redemption fees, if any. Therefore, the
entire period November 1, 2006, through      Fund's actual expense ratio and an assumed   hypothetical information is useful in
April 30, 2007.                              rate of return of 5% per year before         comparing ongoing costs only, and will not
                                             expenses, which is not the Fund's actual     help you determine the relative total
ACTUAL EXPENSES                              return.                                      costs of owning different funds. In
                                                                                          addition, if these transaction costs were
The table below provides information about                                                included, your costs would have been
actual account values and actual expenses.                                                higher.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,153.90               $ 8.28       $1,017.11             $ 7.75            1.55%
   B                1,000.00               1,149.50                12.26        1,013.39              11.48            2.30
   C                1,000.00               1,149.40                12.26        1,013.39              11.48            2.30

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms,fund reports, and   in the Fund's semiannual and annual reports to shareholders. For the first and
prospectuses are available, we will send you an     third quarters, the Fund files the lists with the Securities and Exchange
e-mail notification containing links to these       Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance,then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
                                                    Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
WHY SIGN UP?                                        Washington, D.C. You can obtain information on the operation of the Public
                                                    Reference Room, including information about duplicating fee charges, by calling
Register for eDelivery to:                          202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and
o  save your Fund the cost of printing and          002-25469.
   postage.
                                                    A description of the policies and procedures that the Fund uses to determine how
o  reduce the amount of paper you receive.          to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on
o  gain access to your documents faster by not      the AIM Web site, AIMinvestments.com. On the home page,scroll down and click on
   waiting for the mail.                            AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.
o  view your documents online anytime at your
   convenience.                                     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web
o  save the documents to your personal computer     site. Go to AIMinvestments.com, access the About Us tab, click on Required
   or print them out for your records.              Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.
HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    GLG-SAR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                       AIM INTERNATIONAL CORE EQUITY FUND
               Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

INTERNATIONAL/GLOBAL EQUITY

International/Global Blend

Table of Contents

Letter to Shareholders ...................    2
Schedule of Investments ..................    3
Financial Statements .....................    6
Notes to Financial Statements ............    9
Financial Highlights .....................   15
Fund Expenses ............................   22

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM INTERNATIONAL CORE EQUITY FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
   [CROCKETT                                 lowering shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December
                                             31, 2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund
                                             Trust.

                                             Sources: (Triangle) A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM International Core Equity Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Financials                                        24.5%
---------------------------------------------------------
Consumer Discretionary                            16.0
---------------------------------------------------------
Consumer Staples                                  12.1
---------------------------------------------------------
Energy                                             9.4
---------------------------------------------------------
Industrials                                        8.6
---------------------------------------------------------
Health Care                                        7.4
---------------------------------------------------------
Materials                                          7.0
---------------------------------------------------------
Information Technology                             6.8
---------------------------------------------------------
Telecommunication Services                         5.0
---------------------------------------------------------
Utilities                                          0.3
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      2.9
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)


                                                 SHARES          VALUE
--------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-96.91%

AUSTRALIA-0.97%

National Australia Bank Ltd. (Diversified
  Banks)(a)                                        151,200   $   5,374,186
==========================================================================

BRAZIL-0.92%

CEMIG S.A.-ADR (Electric Utilities)                 14,400         746,928
--------------------------------------------------------------------------
Companhia Vale do Rio Doce-ADR (Steel)              28,300       1,149,263
--------------------------------------------------------------------------
Empresa Brasileira de Aeronautica S.A.-ADR
  (Aerospace & Defense)                             31,300       1,468,283
--------------------------------------------------------------------------
Natura Cosmeticos S.A. (Personal Products)          34,900         413,294
--------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil
  & Gas)                                            13,000       1,315,990
==========================================================================
                                                                 5,093,758
==========================================================================

CANADA-1.75%

BCE Inc. (Integrated Telecommunication
  Services)(b)                                     190,108       6,414,582
--------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
  Production)                                       63,200       3,309,473
==========================================================================
                                                                 9,724,055
==========================================================================

CHINA-0.06%

China Life Insurance Co., Ltd.-ADR (Life &
  Health Insurance)                                  7,531         348,987
==========================================================================

DENMARK-1.24%

Danske Bank A.S. (Diversified Banks)(a)            148,000       6,903,098
==========================================================================

                                                 SHARES          VALUE
--------------------------------------------------------------------------


FINLAND-4.99%

Nokia Oyj (Communications Equipment)(a)            546,800   $  13,822,632
--------------------------------------------------------------------------
Stora Enso Oyj-Class R (Paper Products)(a)(b)      294,700       5,390,425
--------------------------------------------------------------------------
UPM-Kymmene Oyj (Paper Products)(a)(b)             345,600       8,512,029
==========================================================================
                                                                27,725,086
==========================================================================

FRANCE-7.98%

Compagnie Generale des Etablissements
  Michelin-Class B (Tires & Rubber)(a)(b)           94,700      12,019,482
--------------------------------------------------------------------------
Credit Agricole S.A. (Diversified
  Banks)(a)(b)                                     177,760       7,458,622
--------------------------------------------------------------------------
Societe Generale-ADR (Diversified Banks)(c)        151,900       6,488,712
--------------------------------------------------------------------------
Thomson (Consumer Electronics)(a)(b)               463,200       8,946,114
--------------------------------------------------------------------------
Total S.A.-ADR (Integrated Oil & Gas)              127,700       9,410,213
==========================================================================
                                                                44,323,143
==========================================================================

GERMANY-2.87%

BASF A.G. (Diversified Chemicals)(a)(b)             74,900       8,888,465
--------------------------------------------------------------------------
Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)(a)(b)                             114,800       7,088,900
==========================================================================
                                                                15,977,365
==========================================================================

HONG KONG-2.52%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)(a)                     381,000       4,927,476
--------------------------------------------------------------------------
China Resource Enterprise Ltd.
  (Distributors)(a)                                170,000         570,519
--------------------------------------------------------------------------
CNOOC Ltd. (Oil & Gas Exploration &
  Production)(a)(b)                              1,297,000       1,113,730
--------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial
  Conglomerates)(a)                                768,100       7,388,356
==========================================================================
                                                                14,000,081
==========================================================================

AIM International Core Equity Fund


                                                 SHARES          VALUE
--------------------------------------------------------------------------

HUNGARY-0.16%

MOL Hungarian Oil and Gas Nyrt. (Integrated
  Oil & Gas)(a)                                      7,400   $     901,908
==========================================================================

INDIA-0.18%

State Bank of India-GDR (Diversified
  Banks)(a)                                         15,100       1,024,145
==========================================================================

INDONESIA-0.43%

PT Astra International Tbk (Automobile
  Manufacturers)(a)                                950,500       1,492,362
--------------------------------------------------------------------------
PT Telekomunikasi Indonesia-Series B
  (Integrated Telecommunication Services)(a)       795,500         916,325
==========================================================================
                                                                 2,408,687
==========================================================================

ISRAEL-0.34%

Makhteshim-Agan Industries Ltd. (Fertilizers
  & Agricultural Chemicals)(a)                     127,900         927,531
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                 24,700         946,257
==========================================================================
                                                                 1,873,788
==========================================================================

ITALY-1.17%

Eni S.p.A-ADR (Integrated Oil & Gas)                97,900       6,484,896
==========================================================================

JAPAN-17.74%

Canon Inc. (Office Electronics)(a)                 219,100      12,250,495
--------------------------------------------------------------------------
East Japan Railway Co. (Railroads)(a)                  845       6,848,351
--------------------------------------------------------------------------
FUJIFILM Holdings Corp. (Photographic
  Products)(a)                                     291,400      11,949,845
--------------------------------------------------------------------------
Kao Corp. (Household Products)(a)                   68,000       1,867,261
--------------------------------------------------------------------------
Nippon Telegraph and Telephone Corp.
  (Integrated Telecommunication Services)(a)         1,155       5,748,152
--------------------------------------------------------------------------
NOK Corp. (Auto Parts & Equipment)(a)              251,800       4,680,756
--------------------------------------------------------------------------
Nomura Holdings, Inc. (Investment Banking &
  Brokerage)(a)                                    333,600       6,425,321
--------------------------------------------------------------------------
Seven & I Holdings Co., Ltd. (Food
  Retail)(a)(b)                                    287,400       8,281,667
--------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd. (Specialty
  Chemicals)(a)                                     72,400       4,685,279
--------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)(a)                 63,100       8,055,062
--------------------------------------------------------------------------
Sony Corp.-ADR (Consumer Electronics)              251,700      13,405,542
--------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(a)                             150,400       9,749,732
--------------------------------------------------------------------------
Toyota Motor Corp. (Automobile
  Manufacturers)(a)                                 75,900       4,624,303
==========================================================================
                                                                98,571,766
==========================================================================

MALAYSIA-0.18%

Sime Darby Berhad (Industrial Conglomerates)       380,000       1,021,625
==========================================================================

MEXICO-0.50%

Cemex S.A.B. de C.V.-CPO (Construction
  Materials)(d)                                    485,000       1,574,701
--------------------------------------------------------------------------
Fomento Economico Mexicano, S.A.B. de C.V.-
  ADR (Soft Drinks)                                 11,000       1,184,590
==========================================================================
                                                                 2,759,291
==========================================================================

NETHERLANDS-9.91%

Aegon N.V. (Life & Health Insurance)(a)(b)         792,500      16,276,725
--------------------------------------------------------------------------
Heineken N.V. (Brewers)(a)(b)                      187,100       9,992,995
--------------------------------------------------------------------------

                                                 SHARES          VALUE
--------------------------------------------------------------------------

NETHERLANDS-(CONTINUED)

ING Groep N.V.-ADR (Other Diversified
  Financial Services)(b)                           112,400   $   5,126,564
--------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Consumer Electronics)      128,200       5,261,328
--------------------------------------------------------------------------
TNT N.V. (Air Freight & Logistics)(a)(b)           208,350       9,385,648
--------------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)(a)(b)       297,600       9,055,632
==========================================================================
                                                                55,098,892
==========================================================================

NORWAY-0.99%

Statoil A.S.A. (Integrated Oil & Gas)(a)(b)        195,300       5,483,608
==========================================================================

PAKISTAN-0.06%

Pakistan Telecommunication Co. Ltd.
  (Integrated Telecommunication Services)(a)       408,500         343,455
==========================================================================

RUSSIA-0.25%

Evraz Group S.A.-GDR, REGS (Steel) (Acquired
  03/28/07; Cost $760,680)(a)(e)                    23,600         822,197
--------------------------------------------------------------------------
LUKOIL-ADR (Integrated Oil & Gas)(c)                 7,200         558,360
==========================================================================
                                                                 1,380,557
==========================================================================

SINGAPORE-0.14%

DBS Group Holdings Ltd. (Diversified
  Banks)(a)                                         55,000         762,415
==========================================================================

SOUTH AFRICA-1.00%

Barloworld Ltd. (Industrial Conglomerates)(a)       43,200       1,199,929
--------------------------------------------------------------------------
Massmart Holdings Ltd. (Hypermarkets & Super
  Centers)(a)                                      115,000       1,594,182
--------------------------------------------------------------------------
Sappi Ltd. (Paper Products)(a)                      35,100         623,487
--------------------------------------------------------------------------
Sasol Ltd. (Integrated Oil & Gas)(a)                29,700       1,019,704
--------------------------------------------------------------------------
Standard Bank Group Ltd. (Diversified
  Banks)(a)                                         71,300       1,114,288
==========================================================================
                                                                 5,551,590
==========================================================================

SOUTH KOREA-1.36%

Daelim Industrial Co., Ltd. (Construction &
  Engineering)(a)                                   13,200       1,546,312
--------------------------------------------------------------------------
Hyundai Motor Co. (Automobile
  Manufacturers)(a)                                 16,600       1,052,050
--------------------------------------------------------------------------
Kookmin Bank (Diversified Banks)                    13,800       1,238,366
--------------------------------------------------------------------------
Korea Electric Power Corp.-ADR (Electric
  Utilities)                                        33,300         688,644
--------------------------------------------------------------------------
LG Electronics Inc. (Consumer Electronics)(a)       14,100         942,219
--------------------------------------------------------------------------
POSCO (Steel)(a)                                     2,600       1,092,393
--------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Semiconductors)(a)                                1,600         980,174
==========================================================================
                                                                 7,540,158
==========================================================================

SPAIN-0.69%

Repsol YPF, S.A.-ADR (Integrated Oil & Gas)        117,300       3,856,824
==========================================================================

SWEDEN-2.90%

Nordea Bank A.B. (Diversified Banks)(a)(b)         469,200       8,110,182
--------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-Class B
  (Communications Equipment)(a)(b)               2,095,000       7,986,724
==========================================================================
                                                                16,096,906
==========================================================================

AIM International Core Equity Fund


                                                 SHARES          VALUE
--------------------------------------------------------------------------

SWITZERLAND-9.29%

Credit Suisse Group (Diversified Capital
  Markets)(a)                                      115,100   $   9,044,530
--------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(a)(b)          37,100      14,697,730
--------------------------------------------------------------------------
Novartis A.G. (Pharmaceuticals)(a)(b)              299,200      17,417,143
--------------------------------------------------------------------------
Zurich Financial Services A.G. (Multi-Line
  Insurance)(a)(b)                                  36,100      10,452,019
==========================================================================
                                                                51,611,422
==========================================================================

TAIWAN-0.64%

AU Optronics Corp.-ADR (Electronic Equipment
  Manufacturers)                                    69,600       1,107,336
--------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.
  (Diversified Banks)(a)                         1,266,000         992,161
--------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-
  ADR (Semiconductors)                             138,768       1,462,614
==========================================================================
                                                                 3,562,111
==========================================================================

THAILAND-0.19%

Bangkok Bank PCL (Diversified Banks)(a)            325,400       1,050,185
==========================================================================

UNITED KINGDOM-25.49%

Anglo American PLC (Diversified Metals &
  Mining)(a)                                        95,000       5,027,511
--------------------------------------------------------------------------
BAE Systems PLC (Aerospace & Defense)(a)         1,175,700      10,670,239
--------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)(a)                 1,275,700      14,333,015
--------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)(a)              426,300       8,990,387
--------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)(a)           457,400      13,233,849
--------------------------------------------------------------------------
HSBC Holdings PLC-ADR (Diversified Banks)(b)       171,900      15,876,684
--------------------------------------------------------------------------
Kingfisher PLC (Home Improvement Retail)(a)      1,838,500       9,935,523
--------------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks)(a)        937,400      10,809,165
--------------------------------------------------------------------------
Morrison (William) Supermarkets PLC (Food
  Retail)(a)                                     1,864,800      11,378,655
--------------------------------------------------------------------------
Reed Elsevier PLC (Publishing)(a)                  528,600       6,697,973
--------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified
  Banks)(a)                                        412,700   $  15,792,623
--------------------------------------------------------------------------

                                                 SHARES          VALUE
--------------------------------------------------------------------------

UNITED KINGDOM-(CONTINUED)

Royal Dutch Shell PLC-ADR (Integrated Oil &
  Gas)                                              67,650       4,691,528
--------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)(a)                 4,996,850      14,223,585
==========================================================================
                                                               141,660,737
==========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $396,778,846)                     538,514,725
==========================================================================

FOREIGN PREFERRED STOCKS-0.15%

BRAZIL-0.15%

Banco Bradesco S.A., Pfd. (Diversified Banks)       38,200         822,979
==========================================================================
    Total Foreign Preferred Stocks (Cost
      $761,039)                                                    822,979
==========================================================================

MONEY MARKET FUNDS-2.52%

Liquid Assets Portfolio-Institutional
  Class(f)                                       7,000,455       7,000,455
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)         7,000,456       7,000,456
==========================================================================
    Total Money Market Funds (Cost
      $14,000,911)                                              14,000,911
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.58% (Cost
  $411,540,796)                                                553,338,615
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-20.20%

Premier Portfolio-Institutional Class(f)(g)    112,252,846     112,252,846
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $112,252,846)                                      112,252,846
==========================================================================
TOTAL INVESTMENTS-119.78% (Cost $523,793,642)                  665,591,461
==========================================================================
OTHER ASSETS LESS LIABILITIES-(19.78)%                        (109,934,447)
==========================================================================
NET ASSETS-100.00%                                           $ 555,657,014
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
CPO   - Certificates of Ordinary Participation
GDR   - Global Depositary Receipt
Pfd.  - Preferred
REGS  - Regulation S

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $442,963,141, which represented 79.72% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security was out on loan at April 30, 2007.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2007 was $7,047,072, which represented 1.27% of the Fund's Net Assets. See Note 1A.
(d) Each unit represents two Series A shares and one Series B share.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at April 30, 2007 represented 0.15% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Core Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $397,539,885)*     $539,337,704
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $126,253,757)                           126,253,757
===========================================================
    Total investments (Cost $523,793,642)       665,591,461
===========================================================
Foreign currencies, at value (Cost $948,194)        944,011
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,511,021
-----------------------------------------------------------
  Fund shares sold                                1,684,571
-----------------------------------------------------------
  Dividends                                       3,461,447
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               56,680
-----------------------------------------------------------
Other assets                                         82,286
===========================================================
    Total assets                                673,331,477
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           4,498,737
-----------------------------------------------------------
  Fund shares reacquired                            578,402
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 74,632
-----------------------------------------------------------
  Collateral upon return of securities loaned   112,252,846
-----------------------------------------------------------
Accrued distribution fees                            94,664
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,063
-----------------------------------------------------------
Accrued transfer agent fees                         107,672
-----------------------------------------------------------
Accrued operating expenses                           65,447
===========================================================
    Total liabilities                           117,674,463
===========================================================
Net assets applicable to shares outstanding    $555,657,014
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $395,929,996
-----------------------------------------------------------
Undistributed net investment income               4,158,833
-----------------------------------------------------------
Undistributed net realized gain                  13,721,689
-----------------------------------------------------------
Unrealized appreciation                         141,846,496
===========================================================
                                               $555,657,014
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 93,241,108
___________________________________________________________
===========================================================
Class B                                        $ 32,708,759
___________________________________________________________
===========================================================
Class C                                        $ 46,761,210
___________________________________________________________
===========================================================
Class R                                        $  3,937,554
___________________________________________________________
===========================================================
Investor Class                                 $ 45,570,762
___________________________________________________________
===========================================================
Institutional Class                            $333,437,621
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           6,002,220
___________________________________________________________
===========================================================
Class B                                           2,120,748
___________________________________________________________
===========================================================
Class C                                           3,101,902
___________________________________________________________
===========================================================
Class R                                             253,907
___________________________________________________________
===========================================================
Investor Class                                    2,897,212
___________________________________________________________
===========================================================
Institutional Class                              21,363,171
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      15.53
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $15.53 divided by
    94.50%)                                    $      16.43
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      15.42
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      15.08
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      15.51
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $      15.73
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      15.61
___________________________________________________________
===========================================================

* At April 30, 2007, securities with an aggregate value of $107,293,454 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Core Equity Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $692,142)      $ 7,084,976
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $88,802)                           536,456
=========================================================================
    Total investment income                                     7,621,432
=========================================================================

EXPENSES:

Advisory fees                                                   1,812,588
-------------------------------------------------------------------------
Administrative services fees                                       80,381
-------------------------------------------------------------------------
Custodian fees                                                     54,604
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         143,672
-------------------------------------------------------------------------
  Class B                                                         160,725
-------------------------------------------------------------------------
  Class C                                                         221,921
-------------------------------------------------------------------------
  Class R                                                           9,319
-------------------------------------------------------------------------
  Investor Class                                                   55,579
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                    337,772
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                2,378
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          15,718
-------------------------------------------------------------------------
Other                                                             128,922
=========================================================================
    Total expenses                                              3,023,579
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (26,877)
=========================================================================
    Net expenses                                                2,996,702
=========================================================================
Net investment income                                           4,624,730
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                        18,822,239
-------------------------------------------------------------------------
  Foreign currencies                                             (113,616)
=========================================================================
                                                               18,708,623
=========================================================================
Change in net unrealized appreciation of:
  Investment securities (net of change in estimated taxes on
    foreign investments held of $2,127 -- Note 1J)             33,851,252
-------------------------------------------------------------------------
  Foreign currencies                                               70,855
=========================================================================
                                                               33,922,107
=========================================================================
Net realized and unrealized gain                               52,630,730
=========================================================================
Net increase in net assets resulting from operations          $57,255,460
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Core Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  4,624,730    $  6,938,191
------------------------------------------------------------------------------------------
  Net realized gain                                             18,708,623      16,137,747
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                         33,922,107      56,765,026
==========================================================================================
    Net increase in net assets resulting from operations        57,255,460      79,840,964
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,798,478)       (731,123)
------------------------------------------------------------------------------------------
  Class B                                                         (254,289)        (35,039)
------------------------------------------------------------------------------------------
  Class C                                                         (355,963)        (49,960)
------------------------------------------------------------------------------------------
  Class R                                                          (47,444)        (16,148)
------------------------------------------------------------------------------------------
  Investor Class                                                  (650,863)       (374,945)
------------------------------------------------------------------------------------------
  Institutional Class                                           (4,195,321)     (1,065,839)
==========================================================================================
    Total distributions from net investment income              (7,302,358)     (2,273,054)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (3,441,389)     (2,971,061)
------------------------------------------------------------------------------------------
  Class B                                                         (918,913)       (925,031)
------------------------------------------------------------------------------------------
  Class C                                                       (1,286,327)     (1,298,901)
------------------------------------------------------------------------------------------
  Class R                                                         (107,572)        (86,696)
------------------------------------------------------------------------------------------
  Investor Class                                                (1,245,427)     (1,442,500)
------------------------------------------------------------------------------------------
  Institutional Class                                           (5,950,013)     (2,602,060)
==========================================================================================
    Total distributions from net realized gains                (12,949,641)     (9,326,249)
==========================================================================================
    Decrease in net assets resulting from distributions        (20,251,999)    (11,599,303)
==========================================================================================
Share transactions-net:
  Class A                                                      (33,595,430)      9,027,954
------------------------------------------------------------------------------------------
  Class B                                                       (1,566,256)     (2,838,085)
------------------------------------------------------------------------------------------
  Class C                                                          488,338      (3,200,313)
------------------------------------------------------------------------------------------
  Class R                                                           99,361         327,397
------------------------------------------------------------------------------------------
  Investor Class                                                (2,385,111)    (11,306,234)
------------------------------------------------------------------------------------------
  Institutional Class                                          119,753,541      96,065,128
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               82,794,443      88,075,847
==========================================================================================
    Net increase in net assets                                 119,797,904     156,317,508
==========================================================================================

NET ASSETS:

  Beginning of period                                          435,859,110     279,541,602
==========================================================================================
  End of period (including undistributed net investment
    income of $4,158,833 and $6,836,461, respectively)        $555,657,014    $435,859,110
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Core Equity Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Core Equity Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is total return.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM International Core Equity Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM International Core Equity Fund


       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.75%
--------------------------------------------------------------------
Next $500 million                                             0.65%
--------------------------------------------------------------------
Next $1 billion                                               0.55%
--------------------------------------------------------------------
Next $2 billion                                               0.45%
--------------------------------------------------------------------
Next $2 billion                                               0.40%
--------------------------------------------------------------------
Next $2 billion                                               0.375%
--------------------------------------------------------------------
Over $8 billion                                               0.35%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Global Asset Management (N.A.) ("IGAM"), AIM pays IGAM 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $2,733.

    At the request of the Trustees of the Trust, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $214.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

AIM International Core Equity Fund


    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $18,552 in front-end sales commissions from the sale of Class A shares and $3, $6,375, $1,202 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS, IGAM and/or ADI.

NOTE 3--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 9,805,775      $ 31,688,032      $ (34,493,352)        $   --        $  7,000,455     $224,361       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             9,805,776        31,688,032        (34,493,352)            --           7,000,456      223,293           --
==================================================================================================================================
Subtotal          $19,611,551      $ 63,376,064      $ (68,986,704)        $   --        $ 14,000,911     $447,654       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class           $42,344,459      $241,853,500      $(171,945,113)        $   --        $112,252,846     $ 88,802       $   --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates    $61,956,010      $305,229,564      $(240,931,817)        $   --        $126,253,757     $536,456       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $23,930.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $3,769 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM International Core Equity Fund

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At April 30, 2007, securities with an aggregate value of $107,293,454 were on loan to brokers. The loans were secured by cash collateral of $112,252,846 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2007, the Fund received dividends on cash collateral investments of $88,802 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2006.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $126,018,252 and $60,761,427, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $142,774,838
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (4,666,781)
==============================================================================
Net unrealized appreciation of investment securities             $138,108,057
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $527,483,404.

AIM International Core Equity Fund

NOTE 10--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2007(a)              OCTOBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        867,182    $ 12,808,386     2,476,080    $ 32,810,606
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        199,659       2,930,586       530,328       6,955,718
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        290,633       4,192,760       515,105       6,479,610
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         57,216         843,803        89,852       1,172,231
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 327,622       4,906,123       909,006      12,172,868
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          7,395,101     110,649,443     8,082,609     107,556,717
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        347,103       5,005,220       288,276       3,493,900
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         76,591       1,099,839        75,293         909,546
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        104,895       1,471,676       103,472       1,223,041
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         10,758         155,016         8,484         102,828
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 127,026       1,854,590       142,263       1,745,569
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            701,614      10,145,335       301,885       3,667,899
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        119,032       1,768,923       210,167       2,787,360
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (119,827)     (1,768,923)     (211,697)     (2,787,360)
======================================================================================================================
Reacquired:(b)
  Class A                                                     (3,567,168)    (53,177,959)   (2,305,587)    (30,063,912)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (261,452)     (3,827,758)     (609,499)     (7,915,989)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (361,665)     (5,176,098)     (851,815)    (10,902,964)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (61,262)       (899,458)      (71,945)       (947,662)
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                (614,227)     (9,145,824)   (1,897,509)    (25,224,671)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (70,230)     (1,041,237)   (1,147,534)    (15,159,488)
======================================================================================================================
                                                               5,568,601    $ 82,794,443     6,637,234    $ 88,075,847
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
      In addition, 56% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b) Amount is net of redemption fees of $1,973, $551, $764, $64, $760 and $4,314 for Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares, respectively, for the six months ended April 30, 2007 and $3,904, $1,190, $1,631, $118, $1,829 and $4,303 for Class A, Class B, Class
    C, Class R, Investor Class and Institutional Class shares, respectively, for the year ended October 31, 2006.

AIM International Core Equity Fund

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                          ---------------------------------------------------------------------------------------
                                                                                                                   MARCH 28, 2002
                                          SIX MONTHS                                                                (DATE SALES
                                            ENDED                       YEAR ENDED OCTOBER 31,                     COMMENCED) TO
                                          APRIL 30,        -------------------------------------------------        OCTOBER 31,
                                             2007            2006          2005          2004          2003             2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 14.44         $  11.90       $ 10.52       $  8.74       $ 7.31          $  8.96
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.13(a)          0.25(a)       0.14(a)       0.09(a)      0.07(a)          0.01(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  1.60             2.77          1.32          1.72         1.39            (1.66)
=================================================================================================================================
    Total from investment operations          1.73             3.02          1.46          1.81         1.46            (1.65)
=================================================================================================================================
Less distributions:
  Dividends from net investment income       (0.22)           (0.10)        (0.08)        (0.03)       (0.03)              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains      (0.42)           (0.38)           --            --           --               --
=================================================================================================================================
    Total distributions                      (0.64)           (0.48)        (0.08)        (0.03)       (0.03)              --
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                         0.00             0.00          0.00          0.00         0.00             0.00
=================================================================================================================================
Net asset value, end of period             $ 15.53         $  14.44       $ 11.90       $ 10.52       $ 8.74          $  7.31
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              12.30%           26.12%        13.89%        20.78%       19.96%          (18.42)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $93,241         $118,943       $90,022       $60,603       $2,033          $ 2,944
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets       1.40%(d)         1.52%         1.56%         1.84%(e)     1.87%            1.48%(f)
=================================================================================================================================
Ratio of net investment income to
  average net assets                          1.76%(d)         1.88%         1.20%         0.94%        0.91%            0.47%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                      13%              21%           21%           69%          51%              44%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income to paid in capital. Had net investment income per share been calculated using the current method, which is before reclassification of net operating losses, net investment income per share would have been $0.00 for the year ended October 31, 2002.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $115,890,456.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.86% for the year ended October 31, 2004.
(f)  Annualized.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Core Equity Fund

                                                                                     CLASS B
                                                 --------------------------------------------------------------------------------
                                                                                                                   MARCH 28, 2002
                                                 SIX MONTHS                                                         (DATE SALES
                                                   ENDED                    YEAR ENDED OCTOBER 31,                 COMMENCED) TO
                                                 APRIL 30,        ------------------------------------------        OCTOBER 31,
                                                    2007           2006       2005       2004          2003             2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 14.30         $ 11.79    $ 10.43    $  8.72       $ 7.31          $  8.96
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                    0.07            0.14       0.06       0.02         0.00            (0.01)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         1.58            2.76       1.31       1.71         1.43            (1.64)
=================================================================================================================================
    Total from investment operations                 1.65            2.90       1.37       1.73         1.43            (1.65)
=================================================================================================================================
Less distributions:
  Dividends from net investment income              (0.11)          (0.01)     (0.01)     (0.02)       (0.02)              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             (0.42)          (0.38)        --         --           --               --
=================================================================================================================================
    Total distributions                             (0.53)          (0.39)     (0.01)     (0.02)       (0.02)              --
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                           0.00            0.00       0.00       0.00         0.00             0.00
=================================================================================================================================
Net asset value, end of period                    $ 15.42         $ 14.30    $ 11.79    $ 10.43       $ 8.72          $  7.31
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                     11.84%          25.28%     13.11%     19.92%       19.50%          (18.42)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $32,709         $31,818    $28,785    $23,812       $  573          $    84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              2.15%(d)        2.27%      2.25%      2.53%(e)     2.75%(e)         2.60%(f)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 1.01%(d)        1.13%      0.51%      0.25%        0.03%           (0.14)%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                             13%             21%        21%        69%          51%              44%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have remained the same for the period ended October 31, 2002.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $32,411,309.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.57% and 4.13% for the years ended October 31, 2004 and October 31, 2003, respectively.
(f)  Annualized.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Core Equity Fund

                                                                                       CLASS C
                                                     ---------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                            YEAR ENDED OCTOBER 31,
                                                     APRIL 30,        ----------------------------------------------------------
                                                        2007           2006       2005          2004          2003        2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 13.98         $ 11.54    $ 10.22       $  8.53       $ 7.16      $  8.06
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           0.07(a)         0.14(a)    0.06(a)       0.04(a)      0.00(a)     (0.02)(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      1.56            2.69       1.28          1.67         1.37        (0.88)
================================================================================================================================
    Total from investment operations                     1.63            2.83       1.34          1.71         1.37        (0.90)
================================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.11)          (0.01)     (0.02)        (0.02)          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 (0.42)          (0.38)        --            --           --           --
================================================================================================================================
    Total distributions                                 (0.53)          (0.39)     (0.02)        (0.02)          --           --
================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                               0.00            0.00       0.00          0.00         0.00         0.00
================================================================================================================================
Net asset value, end of period                        $ 15.08         $ 13.98    $ 11.54       $ 10.22       $ 8.53      $  7.16
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                         11.97%          25.22%     13.11%        20.13%       19.13%      (11.17)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $46,761         $42,906    $38,108       $36,490       $2,608      $ 1,115
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         2.15%(d)        2.27%      2.25%         2.41%        2.75%        2.75%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements      2.15%(d)        2.27%      2.25%         2.46%        4.14%        3.52%
================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             1.01%(d)        1.13%      0.51%         0.37%        0.03%       (0.43)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                 13%             21%        21%           69%          51%          44%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.03) for the year ended October 31, 2002.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $44,751,979.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Core Equity Fund

                                                                                     CLASS R
                                                              ------------------------------------------------------
                                                                                                   NOVEMBER 24, 2003
                                                              SIX MONTHS          YEAR ENDED          (DATE SALES
                                                                ENDED            OCTOBER 31,         COMMENCED) TO
                                                              APRIL 30,        ----------------       OCTOBER 31,
                                                                 2007           2006      2005           2004
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $14.40         $11.87    $10.51         $ 8.90
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.11           0.21      0.12           0.08
--------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.60           2.77      1.31           1.56
====================================================================================================================
    Total from investment operations                              1.71           2.98      1.43           1.64
====================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.18)         (0.07)    (0.07)         (0.03)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.42)         (0.38)       --             --
====================================================================================================================
    Total distributions                                          (0.60)         (0.45)    (0.07)         (0.03)
====================================================================================================================
Redemption fees added to shares of beneficial interest            0.00           0.00      0.00           0.00
====================================================================================================================
Net asset value, end of period                                  $15.51         $14.40    $11.87         $10.51
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  12.21%         25.86%    13.64%         18.49%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $3,938         $3,560    $2,622         $2,118
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets                           1.65%(c)       1.77%     1.75%          1.91%(d)(e)
====================================================================================================================
Ratio of net investment income to average net assets              1.51%(c)       1.63%     1.01%          0.87%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(f)                                          13%            21%       21%            69%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,758,649.
(d)  Annualized.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.93% (annualized) for the period ended October 31, 2004.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Core Equity Fund

                                                                                  INVESTOR CLASS
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ---------------------------------------------------------------
                                                    2007           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 14.61         $ 12.04       $ 10.64       $  8.83       $  7.35       $  8.17
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.13(a)         0.25(a)       0.15(a)       0.09(a)       0.06(a)       0.05(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         1.63            2.80          1.33          1.75          1.44         (0.87)
=================================================================================================================================
    Total from investment operations                 1.76            3.05          1.48          1.84          1.50         (0.82)
=================================================================================================================================
Less distributions:
  Dividends from net investment income              (0.22)          (0.10)        (0.08)        (0.03)        (0.02)           --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             (0.42)          (0.38)           --            --            --            --
=================================================================================================================================
    Total distributions                             (0.64)          (0.48)        (0.08)        (0.03)        (0.02)           --
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                           0.00            0.00          0.00          0.00          0.00          0.00
=================================================================================================================================
Net asset value, end of period                    $ 15.73         $ 14.61       $ 12.04       $ 10.64       $  8.83       $  7.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                     12.36%          26.11%        13.92%        20.84%        20.42%       (10.04)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $45,571         $44,674       $46,988       $44,345       $46,920       $40,620
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              1.40%(d)        1.52%         1.50%         1.84%(e)      2.00%(e)      1.99%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                             1.76%(d)        1.88%         1.26%         0.94%         0.78%         0.42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                             13%             21%           21%           69%           51%           44%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income to paid in capital. Had net investment income per share been calculated using the current method, which is before reclassification of net operating losses, net investment income per share would have been $0.04 for the year ended October 31, 2002.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $44,831,731.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.89% and 2.26% for the years ended October 31, 2004 and October 31, 2003, respectively.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Core Equity Fund

                                                                               INSTITUTIONAL CLASS
                                                              ------------------------------------------------------
                                                                                                      APRIL 30, 2004
                                                              SIX MONTHS           YEAR ENDED          (DATE SALES
                                                                ENDED              OCTOBER 31,        COMMENCED) TO
                                                              APRIL 30,        -------------------     OCTOBER 31,
                                                                 2007            2006       2005           2004
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  14.54        $  11.97    $ 10.56       $  9.78
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                         0.17            0.33       0.21          0.09
--------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.61            2.78       1.32          0.69
====================================================================================================================
    Total from investment operations                               1.78            3.11       1.53          0.78
====================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.29)          (0.16)     (0.12)           --
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.42)          (0.38)        --            --
====================================================================================================================
    Total distributions                                           (0.71)          (0.54)     (0.12)           --
====================================================================================================================
Redemption fees added to shares of beneficial interest             0.00            0.00       0.00          0.00
====================================================================================================================
Net asset value, end of period                                 $  15.61        $  14.54    $ 11.97       $ 10.56
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                   12.65%          26.86%     14.53%         7.97%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $333,438        $193,959    $73,018       $16,421
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets                            0.87%(c)        0.95%      0.98%         1.07%(d)
====================================================================================================================
Ratio of net investment income to average net assets               2.29%(c)        2.45%      1.78%         1.71%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(e)                                           13%             21%        21%           69%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $245,718,337.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM International Core Equity Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM INTERNATIONAL CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the Fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments or contingent deferred     then multiply the result by the number in    the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period November 1, 2006, through      of return of 5% per year before expenses,    addition, if these transaction costs were
April 30, 2007.                              which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,123.00              $ 7.37        $1,017.85            $ 7.00             1.40%
   B                1,000.00               1,118.40               11.29         1,014.13             10.74             2.15
   C                1,000.00               1,119.00               11.30         1,014.13             10.74             2.15
   R                1,000.00               1,121.40                8.68         1,016.61              8.25             1.65
Investor            1,000.00               1,122.90                7.37         1,017.85              7.00             1.40

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM INTERNATIONAL CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will
                                             actual expense ratio and an assumed rate     not help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,125.80               $4.59        $1,020.48             $4.36             0.87%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM              I-ICE-INS-2             A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and
   postage.                                         033-44611.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without
o  gain access to your documents faster by not      charge, upon request, from our Client Services department at 800-959-4246 or on
   waiting for the mail.                            the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on
                                                    AIM Funds Proxy Policy. The information is also available on the SEC Web
o  view your documents online anytime at your       site, sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                  I-ICE-SAR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                          AIM INTERNATIONAL GROWTH FUND
               Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

INTERNATIONAL/ GLOBAL EQUITY

International/ Global Growth

Table of Contents

Letter to Shareholders .....................    2
Schedule of Investments ....................    3
Financial Statements .......................    7
Notes to Financial Statements ..............   10
Financial Highlights .......................   17
Fund Expenses ..............................   23

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM INTERNATIONAL GROWTH FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
   [CROCKETT                                 lowering shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December
                                             31, 2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's
                                             Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund
                                             Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM International Growth Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Financials                                        22.2%
---------------------------------------------------------
Industrials                                       16.0
---------------------------------------------------------
Consumer Discretionary                            15.6
---------------------------------------------------------
Consumer Staples                                  11.7
---------------------------------------------------------
Information Technology                             8.1
---------------------------------------------------------
Energy                                             6.3
---------------------------------------------------------
Health Care                                        6.2
---------------------------------------------------------
Materials                                          5.3
---------------------------------------------------------
Telecommunication Services                         2.1
---------------------------------------------------------
Utilities                                          1.2
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      5.3
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)

                                                 SHARES          VALUE
---------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-90.34%

AUSTRALIA-3.38%

Babcock & Brown Ltd. (Other Diversified
  Financial Services)(a)(b)                      1,098,900   $   26,816,106
---------------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals &
  Mining)(a)                                     1,545,300       37,733,004
---------------------------------------------------------------------------
Brambles Ltd. (Diversified Commercial &
  Professional Services)(a)(c)                   2,441,293       26,622,894
---------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)(a)                                    877,500       22,269,546
===========================================================================
                                                                113,441,550
===========================================================================

BELGIUM-2.40%

InBev N.V. (Brewers)(a)(b)                         671,400       52,274,867
---------------------------------------------------------------------------
KBC Groep N.V. (Diversified Banks)(a)(b)           216,004       28,513,689
===========================================================================
                                                                 80,788,556
===========================================================================

BRAZIL-0.65%

All America Latina Logistica (Railroads)(d)      1,854,900       21,800,727
===========================================================================

CANADA-3.18%

Canadian National Railway Co. (Railroads)          516,900       25,954,444
---------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas
  Exploration & Production)                        407,200       24,254,430
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------
CANADA-(CONTINUED)

Manulife Financial Corp. (Life & Health
  Insurance)                                       612,804   $   22,090,538
---------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)         432,800       34,751,902
===========================================================================
                                                                107,051,314
===========================================================================

CHINA-0.78%

Ping An Insurance (Group) Co. of China Ltd.-
  Class H (Life & Health Insurance)(a)           4,930,000       26,153,755
===========================================================================

DENMARK-0.98%

Novo Nordisk A.S.-Class B
  (Pharmaceuticals)(a)                             338,006       33,018,220
===========================================================================

FRANCE-9.60%

Axa (Multi-Line Insurance)(a)                      992,020       45,342,698
---------------------------------------------------------------------------
BNP Paribas (Diversified Banks)(a)                 461,305       53,387,489
---------------------------------------------------------------------------
Cap Gemini S.A. (IT Consulting & Other
  Services)(a)(b)                                  510,834       38,523,628
---------------------------------------------------------------------------
Schneider Electric S.A. (Electrical
  Components & Equipment)(a)(b)                    124,667       17,561,896
---------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)            240,700       50,944,994
---------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(a)               628,956       46,435,980
---------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(a)         437,960       70,255,826
===========================================================================
                                                                322,452,511
===========================================================================

GERMANY-9.10%

Bayer A.G. (Diversified Chemicals)(a)(b)           616,945       42,276,331
---------------------------------------------------------------------------
Commerzbank A.G. (Diversified Banks)(a)            884,394       44,252,095
---------------------------------------------------------------------------

AIM International Growth Fund

                                                 SHARES          VALUE
---------------------------------------------------------------------------
GERMANY-(CONTINUED)

Continental A.G. (Tires & Rubber)(a)(b)            177,300   $   24,729,200
---------------------------------------------------------------------------
Deutsche Boerse A.G. (Specialized Finance)(a)       74,937       17,640,531
---------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)(a)(b)              366,204       49,014,605
---------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)(a)(b)                 217,925       29,014,653
---------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport
  (Footwear)(a)(b)                                 121,775       55,203,301
---------------------------------------------------------------------------
Siemens A.G. (Industrial Conglomerates)(a)         360,350       43,516,087
===========================================================================
                                                                305,646,803
===========================================================================

GREECE-0.82%

OPAP S.A. (Casinos & Gaming)(a)                    726,490       27,439,261
===========================================================================

HONG KONG-2.11%

Esprit Holdings Ltd. (Apparel Retail)(a)         2,723,700       32,961,745
---------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial
  Conglomerates)(a)                              2,379,000       22,883,607
---------------------------------------------------------------------------
Li & Fung Ltd. (Distributors)(a)                 4,858,000       14,955,067
===========================================================================
                                                                 70,800,419
===========================================================================

HUNGARY-0.79%

OTP Bank Nyrt. (Diversified Banks)(a)              520,779       26,475,028
===========================================================================

INDIA-2.70%

Bharat Heavy Electricals Ltd. (Heavy
  Electrical Equipment)(a)                         425,000       25,563,896
---------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.
  (Thrifts & Mortgage Finance)(a)                  474,536       18,999,661
---------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Other Services)(a)                               928,576       46,068,788
===========================================================================
                                                                 90,632,345
===========================================================================

INDONESIA-0.65%

PT Telekomunikasi Indonesia-Series B
  (Integrated Telecommunication Services)(a)    18,898,000       21,768,324
===========================================================================

IRELAND-2.57%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                      2,294,515       51,556,860
---------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)                798,927       34,965,738
===========================================================================
                                                                 86,522,598
===========================================================================

ISRAEL-1.45%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                              1,274,912       48,841,879
===========================================================================

ITALY-1.26%

Eni S.p.A. (Integrated Oil & Gas)(a)             1,272,749       42,232,826
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

JAPAN-11.01%

AEON Co., Ltd. (Hypermarkets & Super
  Centers)(a)                                      884,600   $   16,196,856
---------------------------------------------------------------------------
Canon Inc. (Office Electronics)(a)                 603,400       33,737,784
---------------------------------------------------------------------------
Casio Computer Co., Ltd. (Consumer
  Electronics)(a)                                  722,000       14,558,652
---------------------------------------------------------------------------
Denso Corp. (Auto Parts & Equipment)(a)            532,100       18,809,347
---------------------------------------------------------------------------
FANUC Ltd. (Industrial Machinery)(a)               393,400       38,498,075
---------------------------------------------------------------------------
Hitachi High-Technologies Corp. (Trading
  Companies & Distributors)(a)                     645,100       16,744,322
---------------------------------------------------------------------------
IBIDEN Co., Ltd. (Electronic Equipment
  Manufacturers)(a)                                455,000       25,847,556
---------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment
  Manufacturers)(a)                                120,000       26,708,630
---------------------------------------------------------------------------
Komatsu Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(a)                               1,265,600       30,019,375
---------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
  Banks) (Acquired 10/24/05; Cost
  $9,401,000)(a)(e)                                  1,564        9,423,958
---------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
  Banks)(a)                                          2,701       16,275,007
---------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
  Manufacturers)(a)                              1,803,800       18,199,721
---------------------------------------------------------------------------
ORIX Corp. (Consumer Finance)(a)                   112,900       30,075,672
---------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile
  Manufacturers)(a)                                906,900       25,821,816
---------------------------------------------------------------------------
Toyota Motor Corp. (Automobile
  Manufacturers)(a)                                805,300       49,063,915
===========================================================================
                                                                369,980,686
===========================================================================

MEXICO-2.08%

America Movil S.A.B. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            622,400       32,694,672
---------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                              628,500       17,629,425
---------------------------------------------------------------------------
Wal-Mart de Mexico S.A.B. de C.V.-Series V
  (Hypermarkets & Super Centers)                 5,012,600       19,670,895
===========================================================================
                                                                 69,994,992
===========================================================================

NETHERLANDS-1.33%

Heineken Holding N.V. (Brewers)(a)                 732,397       33,900,123
---------------------------------------------------------------------------
ING Groep N.V. (Other Diversified Financial
  Services)(a)                                     236,270       10,725,305
===========================================================================
                                                                 44,625,428
===========================================================================

NORWAY-1.08%

Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(a)(c)                    1,320,000       36,232,163
===========================================================================

AIM International Growth Fund

                                                 SHARES          VALUE
---------------------------------------------------------------------------

RUSSIA-0.42%

LUKOIL-ADR (Integrated Oil & Gas)(a)               184,400   $   14,216,123
===========================================================================

SINGAPORE-1.40%

Keppel Corp. Ltd. (Industrial
  Conglomerates)(a)                              1,941,000       27,078,125
---------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified
  Banks)(a)                                      1,421,000       19,848,291
===========================================================================
                                                                 46,926,416
===========================================================================

SOUTH AFRICA-1.17%

Standard Bank Group Ltd. (Diversified
  Banks)(a)                                      1,490,561       23,294,731
---------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services)(a)                   653,600       15,947,847
===========================================================================
                                                                 39,242,578
===========================================================================

SOUTH KOREA-2.15%

Hana Financial Group Inc. (Diversified
  Banks)(a)                                        393,430       20,631,886
---------------------------------------------------------------------------
Hyundai Heavy Industries Co., Ltd.
  (Construction & Farm Machinery & Heavy
  Trucks)(a)                                        90,540       22,965,747
---------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Semiconductors)(a)                               46,690       28,602,706
===========================================================================
                                                                 72,200,339
===========================================================================

SPAIN-2.11%

Banco Santander Central Hispano S.A.
  (Diversified Banks)(a)                         1,518,310       27,065,226
---------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)                                       713,195       43,718,180
===========================================================================
                                                                 70,783,406
===========================================================================

SWEDEN-2.48%

Assa Abloy A.B.-Class B (Building
  Products)(a)(b)                                1,420,600       31,786,810
---------------------------------------------------------------------------
Atlas Copco A.B.-Class A (Industrial
  Machinery)(a)(b)                                 832,600       31,604,953
---------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(a)(b)               1,078,700       19,911,404
===========================================================================
                                                                 83,303,167
===========================================================================

SWITZERLAND-9.27%

Compagnie Financiere Richemont S.A.-Class A
  (Apparel, Accessories & Luxury Goods)(a)(f)      751,160       45,282,808
---------------------------------------------------------------------------
Credit Suisse Group (Diversified Capital
  Markets)(a)                                      539,055       42,358,811
---------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(a)(b)         110,992       43,971,173
---------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)            318,514       60,082,525
---------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(a)(b)                                 311,990       62,055,502
---------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)(b)       889,039       57,618,462
===========================================================================
                                                                311,369,281
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

TAIWAN-2.11%

Hon Hai Precision Industry Co., Ltd.
  (Electronic Manufacturing Services)(a)         4,826,740   $   31,767,839
---------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)(a)                1,818,300       22,569,080
---------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                            8,165,320       16,648,253
===========================================================================
                                                                 70,985,172
===========================================================================

TURKEY-0.86%

Akbank T.A.S. (Diversified Banks)(a)             4,014,806       28,987,954
===========================================================================

UNITED KINGDOM-10.45%

Aviva PLC (Multi-Line Insurance)(a)              2,165,926       33,980,690
---------------------------------------------------------------------------
Capita Group PLC (Human Resource & Employment
  Services)(a)                                   1,859,900       26,121,082
---------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(a)             1,445,200       18,419,431
---------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)          1,054,322       45,676,199
---------------------------------------------------------------------------
Informa PLC (Publishing)(a)                      2,475,748       29,128,112
---------------------------------------------------------------------------
International Power PLC (Independent Power
  Producers & Energy Traders)(a)                 4,628,264       40,435,889
---------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)      715,030       39,180,113
---------------------------------------------------------------------------
Shire PLC (Pharmaceuticals)(a)                   1,609,100       37,582,126
---------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                       3,733,203       34,304,912
---------------------------------------------------------------------------
WPP Group PLC (Advertising)(a)                   3,124,856       46,270,351
===========================================================================
                                                                351,098,905
===========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $1,726,654,882)                  3,035,012,726
===========================================================================

FOREIGN PREFERRED STOCKS & OTHER EQUITY
  INTERESTS-4.33%

BRAZIL-1.13%

Companhia de Bebidas das Americas-Pfd.-ADR
  (Brewers)                                        393,700       22,999,954
---------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Pfd.-ADR (Integrated
  Oil & Gas)                                       168,700       15,051,414
===========================================================================
                                                                 38,051,368
===========================================================================

GERMANY-3.20%

Henkel KgaA-Pfd. (Household Products)(a)(b)        319,867       50,376,726
---------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile
  Manufacturers)(a)                                 34,055       57,067,259
===========================================================================
                                                                107,443,985
===========================================================================
    Total Foreign Preferred Stocks & Other
      Equity Interests (Cost $78,275,486)                       145,495,353
===========================================================================

AIM International Growth Fund

                                                 SHARES          VALUE
---------------------------------------------------------------------------

MONEY MARKET FUNDS-5.02%

Liquid Assets Portfolio-Institutional
  Class(g)                                      84,363,219   $   84,363,219
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)        84,363,219       84,363,219
===========================================================================
    Total Money Market Funds (Cost
      $168,726,438)                                             168,726,438
===========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.69% (Cost
  $1,973,656,806)                                             3,349,234,517
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-15.01%

Liquid Assets Portfolio-Institutional
  Class(g)(h)                                  504,254,094   $  504,254,094
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $504,254,094)                                       504,254,094
===========================================================================
TOTAL INVESTMENTS-114.70% (Cost
  $2,477,910,900)                                             3,853,488,611
===========================================================================
OTHER ASSETS LESS LIABILITIES-(14.70)%                         (493,815,966)
===========================================================================
NET ASSETS-100.00%                                           $3,359,672,645
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(*) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $2,894,767,799, which represented 86.16% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security was out on loan at April 30, 2007.
(c) Non-income producing security.
(d) Each unit represents one common share and four preferred shares.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at April 30, 2007 represented 0.28% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(f) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $1,804,930,368)*  $3,180,508,079
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $672,980,532)                            672,980,532
============================================================
    Total Investments (Cost $2,477,910,900)    3,853,488,611
============================================================
Foreign currencies, at value (cost
  $1,362,818)                                      1,323,101
------------------------------------------------------------
Receivables for:
  Investments sold                                29,016,785
------------------------------------------------------------
  Fund shares sold                                13,671,511
------------------------------------------------------------
  Dividends                                       13,208,137
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               123,825
------------------------------------------------------------
Other assets                                          89,727
============================================================
    Total assets                               3,910,921,697
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           36,009,565
------------------------------------------------------------
  Fund shares reacquired                           8,063,891
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 295,034
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       504,254,094
------------------------------------------------------------
Accrued distribution fees                            873,606
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             5,401
------------------------------------------------------------
Accrued transfer agent fees                        1,169,073
------------------------------------------------------------
Accrued operating expenses                           578,388
============================================================
    Total liabilities                            551,249,052
============================================================
Net assets applicable to shares outstanding   $3,359,672,645
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,931,398,648
------------------------------------------------------------
Undistributed net investment income               (4,700,712)
------------------------------------------------------------
Undistributed net realized gain                   57,337,336
------------------------------------------------------------
Unrealized appreciation                        1,375,637,373
============================================================
                                              $3,359,672,645
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $2,325,307,968
____________________________________________________________
============================================================
Class B                                       $  254,990,179
____________________________________________________________
============================================================
Class C                                       $  226,658,312
____________________________________________________________
============================================================
Class R                                       $   31,584,059
____________________________________________________________
============================================================
Institutional Class                           $  521,132,127
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           71,908,273
____________________________________________________________
============================================================
Class B                                            8,480,688
____________________________________________________________
============================================================
Class C                                            7,531,465
____________________________________________________________
============================================================
Class R                                              986,181
____________________________________________________________
============================================================
Institutional Class                               15,901,852
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        32.34
------------------------------------------------------------
  Offering price per share
    (Net asset value of $32.34 divided by
    94.50%)                                   $        34.22
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        30.07
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        30.09
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        32.03
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        32.77
____________________________________________________________
============================================================

* At April 30, 2007, securities with an aggregate value of $479,382,951 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Growth Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $2,700,246)    $ 23,805,186
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $352,165)                         5,166,402
==========================================================================
    Total investment income                                     28,971,588
==========================================================================

EXPENSES:

Advisory fees                                                   13,528,818
--------------------------------------------------------------------------
Administrative services fees                                       286,054
--------------------------------------------------------------------------
Custodian fees                                                   1,021,074
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,620,067
--------------------------------------------------------------------------
  Class B                                                        1,253,464
--------------------------------------------------------------------------
  Class C                                                        1,006,020
--------------------------------------------------------------------------
  Class R                                                           59,975
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                             2,804,170
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                70,959
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           53,556
--------------------------------------------------------------------------
Other                                                              386,085
==========================================================================
    Total expenses                                              23,090,242
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (959,589)
==========================================================================
    Net expenses                                                22,130,653
==========================================================================
Net investment income                                            6,840,935
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                         67,244,806
--------------------------------------------------------------------------
  Foreign currencies                                              (258,491)
==========================================================================
                                                                66,986,315
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        396,827,833
--------------------------------------------------------------------------
  Foreign currencies                                               (60,036)
==========================================================================
                                                               396,767,797
==========================================================================
Net realized and unrealized gain                               463,754,112
==========================================================================
Net increase in net assets resulting from operations          $470,595,047
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    6,840,935    $   10,053,852
----------------------------------------------------------------------------------------------
  Net realized gain                                               66,986,315       204,916,556
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                          396,767,797       364,049,420
==============================================================================================
    Net increase in net assets resulting from operations         470,595,047       579,019,828
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (12,740,980)      (11,764,093)
----------------------------------------------------------------------------------------------
  Class B                                                                 --          (247,654)
----------------------------------------------------------------------------------------------
  Class C                                                                 --          (134,689)
----------------------------------------------------------------------------------------------
  Class R                                                           (100,532)          (52,557)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (3,274,673)       (1,745,195)
==============================================================================================
    Total distributions from net investment income               (16,116,185)      (13,944,188)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (6,281,152)               --
----------------------------------------------------------------------------------------------
  Class B                                                           (852,747)               --
----------------------------------------------------------------------------------------------
  Class C                                                           (647,599)               --
----------------------------------------------------------------------------------------------
  Class R                                                            (66,584)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                             (1,013,220)               --
==============================================================================================
    Total distributions from net realized gains                   (8,861,302)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (24,977,487)      (13,944,188)
==============================================================================================
Share transactions-net:
  Class A                                                        102,341,447        48,312,933
----------------------------------------------------------------------------------------------
  Class B                                                        (31,104,927)      (67,603,740)
----------------------------------------------------------------------------------------------
  Class C                                                         12,649,200        11,602,717
----------------------------------------------------------------------------------------------
  Class R                                                          8,848,876         7,287,308
----------------------------------------------------------------------------------------------
  Institutional Class                                            174,090,745       145,451,503
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                266,825,341       145,050,721
==============================================================================================
    Net increase in net assets                                   712,442,901       710,126,361
==============================================================================================

NET ASSETS:

  Beginning of period                                          2,647,229,744     1,937,103,383
==============================================================================================
  End of period (including undistributed net investment
    income of $(4,700,712) and $4,574,538, respectively)      $3,359,672,645    $2,647,229,744
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Growth Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM International Growth Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM International Growth Fund

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.95%
-------------------------------------------------------------------
Over $1 billion                                               0.90%
 __________________________________________________________________
===================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $710,249.

    At the request of the Trustees of the Trust, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $553.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges,

AIM International Growth Fund

including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $135,888 in front-end sales commissions from the sale of Class A shares and $4,890, $66,726, $12,504 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $ 77,178,022     $  169,554,269     $(162,369,072)        $   --        $ 84,363,219     $2,413,389      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            77,178,022        169,554,269      (162,369,072)            --          84,363,219      2,400,848          --
===================================================================================================================================
  Subtotal       $154,356,044     $  339,108,538     $(324,738,144)        $   --        $168,726,438     $4,814,237      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED                                      REALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND        GAIN
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME*        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $ 71,397,200     $  865,144,820     $(432,287,926)        $   --        $504,254,094     $  352,165      $   --
===================================================================================================================================
  Total
    Investments
    in
    Affiliates   $225,753,244     $1,204,253,358     $(757,026,070)        $   --        $672,980,532     $5,166,402      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $248,787.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $9,193 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM International Growth Fund

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At April 30, 2007, securities with an aggregate value of $479,382,951 were on loan to brokers. The loans were secured by cash collateral of $504,254,094 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2007, the Fund received dividends on cash collateral investments of $352,165 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2006 to utilizing $2,997,538 of capital loss carryforward in the fiscal year ended October 31, 2007.

    The Fund had a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                 $8,992,614
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM International Growth Fund

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $506,014,850 and $250,425,673, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $1,375,912,473
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (12,279,794)
==============================================================================
Net unrealized appreciation of investment securities            $1,363,632,679
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,489,855,932.

AIM International Growth Fund

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                   APRIL 30, 2007(a)                OCTOBER 31, 2006
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      12,953,981    $ 389,754,797     20,023,461    $ 508,901,335
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         684,369       19,158,987      1,759,658       41,010,698
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,321,453       37,065,171      2,223,947       52,255,874
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         472,611       14,093,475        526,544       13,301,803
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           6,431,470      196,738,129      7,388,888      188,974,656
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         606,078       17,824,748        474,942       11,104,143
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          29,097          797,850         10,471          228,576
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          22,276          611,267          5,781          126,326
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                           5,731          167,060          2,275           52,557
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             143,556        4,270,787         73,779        1,743,391
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         726,867       21,977,815      1,897,188       48,211,014
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (781,274)     (21,977,815)    (2,039,154)     (48,211,014)
==========================================================================================================================
Reacquired:(b)
  Class A                                                     (10,899,546)    (327,215,913)   (20,780,282)    (519,903,559)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,047,238)     (29,083,949)    (2,587,157)     (60,632,000)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (902,492)     (25,027,238)    (1,725,709)     (40,779,483)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (183,702)      (5,411,659)      (243,304)      (6,067,052)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (877,416)     (26,918,171)    (1,760,837)     (45,266,544)
==========================================================================================================================
                                                                8,705,821    $ 266,825,341      5,250,491    $ 145,050,721
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 27% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
         In addition, 8% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Amount is net of redemption fees of $106,288, $12,878, $10,141, $1,156 and $17,867 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the six months ended April 30, 2007 and $35,530, $5,504, $3,463, $290 and $4,187 for Class A, Class B, Class C,
     Class R and Institutional Class shares, respectively, for the year ended October 31, 2006.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

AIM International Growth Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                                YEAR ENDED OCTOBER 31,
                                              APRIL 30,        ------------------------------------------------------------------
                                                 2007             2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   27.85        $    21.63    $    18.16    $    15.23    $    12.69    $    14.45
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                  0.07              0.14          0.11          0.05          0.01         (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       4.69              6.26          3.36          2.90          2.53         (1.73)
=================================================================================================================================
    Total from investment operations               4.76              6.40          3.47          2.95          2.54         (1.76)
=================================================================================================================================
Less distributions:
  Dividends from net investment income            (0.18)            (0.18)           --         (0.02)           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           (0.09)               --            --            --            --            --
=================================================================================================================================
    Total distributions                           (0.27)            (0.18)           --         (0.02)           --            --
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                              0.00              0.00          0.00          0.00            --            --
=================================================================================================================================
Net asset value, end of period                $   32.34        $    27.85    $    21.63    $    18.16    $    15.23    $    12.69
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   17.22%            29.73%        19.11%        19.40%        20.02%       (12.18)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $2,325,308       $1,908,453    $1,447,049    $1,288,548    $1,117,420    $1,093,344
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 1.46%(c)          1.54%         1.69%         1.70%         1.74%         1.70%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 1.51%(c)          1.58%         1.74%         1.74%         1.82%         1.74%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               0.50%(c)          0.53%         0.54%         0.27%         0.09%        (0.21)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                            9%               37%           37%           54%           77%           77%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,113,424,138.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Growth Fund

                                                                                         CLASS B
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                           YEAR ENDED OCTOBER 31,
                                                        APRIL 30,        --------------------------------------------------------
                                                           2007            2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  25.84        $  20.08    $  16.99    $  14.32    $  12.02    $  13.78
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                           (0.03)          (0.05)      (0.03)      (0.07)      (0.08)      (0.12)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              4.35            5.83        3.12        2.74        2.38       (1.64)
=================================================================================================================================
    Total from investment operations                         4.32            5.78        3.09        2.67        2.30       (1.76)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         --           (0.02)         --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     (0.09)             --          --          --          --          --
=================================================================================================================================
    Total distributions                                     (0.09)          (0.02)         --          --          --          --
=================================================================================================================================
Redemption fees added to shares of beneficial interest       0.00            0.00        0.00        0.00          --          --
=================================================================================================================================
Net asset value, end of period                           $  30.07        $  25.84    $  20.08    $  16.99    $  14.32    $  12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             16.76%          28.80%      18.19%      18.64%      19.14%     (12.77)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $254,990        $247,939    $250,056    $301,380    $360,671    $401,288
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             2.21%(c)        2.29%       2.41%       2.40%       2.44%       2.40%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          2.26%(c)        2.33%       2.46%       2.44%       2.52%       2.44%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.25)%(c)      (0.22)%     (0.18)%     (0.43)%     (0.61)%     (0.91)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                      9%             37%         37%         54%         77%         77%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $252,770,285.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Growth Fund

                                                                                         CLASS C
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                           YEAR ENDED OCTOBER 31,
                                                        APRIL 30,        --------------------------------------------------------
                                                           2007            2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  25.86        $  20.10    $  17.00    $  14.33    $  12.03    $  13.79
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                           (0.03)          (0.05)      (0.03)      (0.07)      (0.08)      (0.12)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              4.35            5.83        3.13        2.74        2.38       (1.64)
=================================================================================================================================
    Total from investment operations                         4.32            5.78        3.10        2.67        2.30       (1.76)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         --           (0.02)         --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     (0.09)             --          --          --          --          --
=================================================================================================================================
    Total distributions                                     (0.09)          (0.02)         --          --          --          --
=================================================================================================================================
Redemption fees added to shares of beneficial interest       0.00            0.00        0.00        0.00          --          --
=================================================================================================================================
Net asset value, end of period                           $  30.09        $  25.86    $  20.10    $  17.00    $  14.33    $  12.03
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             16.75%          28.78%      18.24%      18.63%      19.12%     (12.76)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $226,658        $183,360    $132,387    $116,136    $113,965    $114,070
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             2.21%(c)        2.29%       2.41%       2.40%       2.44%       2.40%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          2.26%(c)        2.33%       2.46%       2.44%       2.52%       2.44%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.25)%(c)      (0.22)%     (0.18)%     (0.43)%     (0.61)%     (0.91)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                      9%             37%         37%         54%         77%         77%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $202,871,524.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Growth Fund

                                                                                        CLASS R
                                                        -----------------------------------------------------------------------
                                                                                                                  JUNE 3, 2002
                                                        SIX MONTHS                                                 (DATE SALES
                                                          ENDED                 YEAR ENDED OCTOBER 31,            COMMENCED) TO
                                                        APRIL 30,        -------------------------------------     OCTOBER 31,
                                                           2007           2006       2005      2004      2003         2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 27.58         $ 21.43    $18.04    $15.14    $12.69       $ 15.27
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                           0.04            0.07      0.07      0.01     (0.01)        (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             4.64            6.21      3.32      2.89      2.46         (2.56)
===============================================================================================================================
    Total from investment operations                        4.68            6.28      3.39      2.90      2.45         (2.58)
===============================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.14)          (0.13)       --        --        --            --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.09)             --        --        --        --            --
===============================================================================================================================
    Total distributions                                    (0.23)          (0.13)       --        --        --            --
===============================================================================================================================
Redemption fees added to shares of beneficial interest      0.00            0.00      0.00      0.00        --            --
===============================================================================================================================
Net asset value, end of period                           $ 32.03         $ 27.58    $21.43    $18.04    $15.14       $ 12.69
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                            17.05%          29.41%    18.79%    19.15%    19.31%       (16.90)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $31,584         $19,070    $8,700    $2,450    $  867       $    49
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.71%(c)        1.79%     1.91%     1.90%     1.94%         1.89%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.76%(c)        1.83%     1.96%     1.94%     2.02%         1.93%(d)
===============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    0.25%(c)        0.28%     0.32%     0.07%    (0.11)%       (0.40)%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                     9%             37%       37%       54%       77%           77%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $24,188,750.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Growth Fund

                                                                                 INSTITUTIONAL CLASS
                                                     ---------------------------------------------------------------------------
                                                                                                                  MARCH 15, 2002
                                                     SIX MONTHS                                                    (DATE SALES
                                                       ENDED                   YEAR ENDED OCTOBER 31,             COMMENCED) TO
                                                     APRIL 30,        ----------------------------------------     OCTOBER 31,
                                                        2007            2006       2005       2004       2003          2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  28.26        $  21.97    $ 18.34    $ 15.37    $12.73       $ 15.09
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                0.14            0.25       0.25       0.15      0.09          0.03
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       4.76            6.35       3.38       2.93      2.55         (2.39)
================================================================================================================================
    Total from investment operations                      4.90            6.60       3.63       3.08      2.64         (2.36)
================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.30)          (0.31)        --      (0.11)       --            --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (0.09)             --         --         --        --            --
================================================================================================================================
    Total distributions                                  (0.39)          (0.31)        --      (0.11)       --            --
================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                0.00            0.00       0.00       0.00        --            --
================================================================================================================================
Net asset value, end of period                        $  32.77        $  28.26    $ 21.97    $ 18.34    $15.37       $ 12.73
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                          17.47%          30.32%     19.79%     20.15%    20.74%       (15.64)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $521,132        $288,408    $98,912    $13,345    $   79       $    74
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.02%(c)        1.08%      1.07%      1.13%     1.17%         1.16%(d)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       1.07%(c)        1.12%      1.12%      1.17%     1.21%         1.20%(d)
================================================================================================================================
Ratio of net investment income to average net
  assets                                                  0.94%(c)        0.99%      1.16%      0.84%     0.66%         0.33%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                   9%             37%        37%        54%       77%           77%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $382,508,652.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM International Growth Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM INTERNATIONAL GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the Fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments or contingent deferred     then multiply the result by the number in    the other funds.
sales charges on redemptions; and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period November 1, 2006, through      of return of 5% per year before expenses,    addition, if these transaction costs were
April 30, 2007.                              which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,172.20               $ 7.86       $1,017.55             $ 7.30            1.46%
   B                1,000.00               1,167.60                11.88        1,013.84              11.04            2.21
   C                1,000.00               1,167.60                11.88        1,013.84              11.04            2.21
   R                1,000.00               1,170.90                 9.20        1,016.31               8.55            1.71

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM INTERNATIONAL GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,174.70               $5.50        $1,019.74             $5.11             1.02%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM              IGR-INS-2               A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarterends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an email notification containing links to these     Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-1424 and
   postage.                                         022-25469.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without
o  gain access to your documents faster by not      charge, upon request, from our Client Services department at 800-959-4246 or on
   waiting for the mail.                            the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on
                                                    AIM Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006,is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   dropdown menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    IGR-SAR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 5, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 5, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 5, 2007

                                  EXHIBIT INDEX

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.